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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 04/30/10

Item 1. Reports to Stockholders.

Invesco Capital Development Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Capital Development Fund was renamed Invesco Capital Development Fund.
EX-99.CERT
EX-99.906CERT

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.69%

Class B Shares	19.21

Class C Shares	19.13

Class R Shares	19.52

Class Y Shares	19.79

Investor Class Shares	19.68

Institutional Class Shares	19.91

S&P 500 Index▼ (Broad Market Index)	15.66

Russell Midcap Growth Index▼ (Style-Specific Index)	23.23

Lipper Mid-Cap Growth Funds Index▼ (Peer Group Index)	22.44

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco Capital Development Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (6/17/96)	6.96%

10 Years	1.70

5 Years	3.09

1 Year	34.14

Class B Shares

Inception (10/1/96)	6.19%

10 Years	1.72

5 Years	3.20

1 Year	35.78

Class C Shares

Inception (8/4/97)	4.78%

10 Years	1.56

5 Years	3.48

1 Year	39.72

Class R Shares

10 Years	2.07%

5 Years	4.00

1 Year	41.46

Class Y Shares

10 Years	2.32%

5 Years	4.35

1 Year	42.24

Investor Class Shares

10 Years	2.28%

5 Years	4.26

1 Year	41.90

Institutional Class Shares

Inception (3/15/02)	4.25%

5 Years	4.78

1 Year	42.52
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on November 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/17/96)	6.90%

10 Years	0.66

5 Years	1.79

1 Year	47.83

Class B Shares

Inception (10/1/96)	6.12%

10 Years	0.67

5 Years	1.90

1 Year	50.37

Class C Shares

Inception (8/4/97)	4.70%

10 Years	0.53

5 Years	2.17

1 Year	54.31

Class R Shares

10 Years	1.03%

5 Years	2.70

1 Year	56.14

Class Y Shares

10 Years	1.27%

5 Years	3.03

1 Year	56.98

Investor Class Shares

10 Years	1.24%

5 Years	2.95

1 Year	56.61

Institutional Class Shares

Inception (3/15/02)	4.11%

5 Years	3.45

1 Year	57.36
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.45%, 2.20%, 2.20%, 1.70%, 1.20%, 1.45% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Capital Development Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco Capital Development Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.86%
Aerospace & Defense–1.28%
Goodrich Corp.	168,123	$12,471,364

Air Freight & Logistics–0.95%
C.H. Robinson Worldwide, Inc.	153,805	9,274,442

Apparel Retail–0.98%
American Eagle Outfitters, Inc.	568,603	9,558,216

Apparel, Accessories & Luxury Goods–3.65%
Carter’s, Inc.(b)	307,682	9,913,514

Coach, Inc.	267,226	11,156,686

Hanesbrands, Inc.(b)	506,383	14,416,724

		35,486,924

Application Software–3.69%
Adobe Systems Inc.(b)	272,113	9,140,276

Autodesk, Inc.(b)	491,207	16,705,950

Solera Holdings Inc.	257,589	10,012,484

		35,858,710

Asset Management & Custody Banks–1.59%
Affiliated Managers Group, Inc.(b)	183,079	15,411,590

Auto Parts & Equipment–1.18%
BorgWarner, Inc.(b)	264,112	11,446,614

Biotechnology–1.72%
Human Genome Sciences, Inc.(b)	174,705	4,837,581

Talecris Biotherapeutics Holdings Corp.(b)	162,921	3,054,769

United Therapeutics Corp.(b)	154,638	8,797,356

		16,689,706

Casinos & Gaming–2.13%
International Game Technology	482,557	10,172,301

MGM Mirage(b)	661,502	10,511,267

		20,683,568

Coal & Consumable Fuels–1.01%
Alpha Natural Resources, Inc.(b)	208,089	9,796,830

Communications Equipment–1.92%
Juniper Networks, Inc.(b)	246,990	7,016,986

Lantronix Inc.–Wts., expiring 02/09/11(c)	7,454	0

Tellabs, Inc.	1,282,428	11,644,446

		18,661,432

Computer Storage & Peripherals–1.93%
NetApp, Inc.(b)	230,222	7,981,797

QLogic Corp.(b)	557,325	10,795,385

		18,777,182

Construction & Engineering–1.03%
Foster Wheeler AG (Switzerland)(b)	332,584	9,970,868

Construction, Farm Machinery & Heavy Trucks–1.05%
Bucyrus International, Inc.	161,236	10,159,480

Consumer Finance–1.27%
Discover Financial Services	795,898	12,304,583

Data Processing & Outsourced Services–1.63%
Alliance Data Systems Corp.(b)(d)	211,620	15,884,197

Department Stores–3.35%
J.C. Penney Co., Inc.	318,560	9,292,395

Macy’s, Inc.	586,535	13,607,612

Nordstrom, Inc.	234,326	9,684,694

		32,584,701

Distributors–1.08%
LKQ Corp.(b)	500,381	10,538,024

Diversified Metals & Mining–0.93%
Walter Energy, Inc.	112,133	9,061,468

Diversified Support Services–1.19%
Copart, Inc.(b)	324,984	11,598,679

Education Services–3.24%
Apollo Group, Inc.–Class A(b)	159,198	9,139,557

Capella Education Co.(b)	143,348	12,990,196

ITT Educational Services, Inc.(b)	93,038	9,408,933

		31,538,686

Electrical Components & Equipment–2.65%
Cooper Industries PLC (Ireland)	261,857	12,857,179

Regal-Beloit Corp.	203,992	12,906,574

		25,763,753

Electronic Components–1.18%
Amphenol Corp.–Class A	247,615	11,442,289

Environmental & Facilities Services–1.11%
Republic Services, Inc.	347,086	10,770,079

Health Care Equipment–3.72%
American Medical Systems Holdings, Inc.(b)	510,583	9,149,647

Hologic, Inc.(b)	632,332	11,299,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Capital Development Fund

	Shares	Value

Health Care Equipment–(continued)

NuVasive, Inc.(b)	200,507	$8,341,091

ResMed Inc.–CDI(b)	1,111,978	7,322,635

		36,113,146

Health Care Facilities–0.94%
VCA Antech, Inc.(b)	320,701	9,127,150

Health Care Services–1.83%
Express Scripts, Inc.(b)	110,088	11,023,111

Fresenius Medical Care AG & Co. KGaA–ADR (Germany)	125,767	6,783,872

		17,806,983

Hotels, Resorts & Cruise Lines–1.49%
Marriott International, Inc.–Class A	393,491	14,464,729

Household Products–1.59%
Church & Dwight Co., Inc.	85,489	5,920,113

Energizer Holdings, Inc.(b)	155,252	9,485,897

		15,406,010

Housewares & Specialties–1.15%
Jarden Corp.	348,059	11,179,655

Human Resource & Employment Services–1.10%
Robert Half International, Inc.	390,112	10,681,267

Independent Power Producers & Energy Traders–0.63%
KGEN Power Corp. (Acquired 01/12/07; Cost $12,297,138)(b)(e)	878,367	6,148,569

Industrial Machinery–2.31%
Flowserve Corp.	98,265	11,259,204

Kennametal Inc.	340,471	11,187,877

		22,447,081

IT Consulting & Other Services–1.01%
Cognizant Technology Solutions Corp.–Class A(b)	191,043	9,777,581

Life & Health Insurance–1.30%
Lincoln National Corp.	413,094	12,636,545

Life Sciences Tools & Services–2.28%
Pharmaceutical Product Development, Inc.	430,647	11,842,793

Thermo Fisher Scientific, Inc.(b)	187,487	10,364,281

		22,207,074

Managed Health Care–1.45%
Aetna Inc.	278,294	8,223,587

Aveta, Inc.(b)(e)	1,014,837	5,835,313

		14,058,900

Metal & Glass Containers–1.11%
Owens-Illinois, Inc.(b)	305,377	10,822,561

Multi-Line Insurance–1.48%
Genworth Financial Inc.–Class A(b)	872,151	14,407,935

Oil & Gas Equipment & Services–3.52%
Baker Hughes Inc.	191,951	9,551,482

Helix Energy Solutions Group Inc.(b)	298,877	4,357,626

Key Energy Services, Inc.(b)	1,238,895	13,454,400

Petroleum Geo-Services A.S.A. (Norway)(b)	501,758	6,850,253

		34,213,761

Oil & Gas Exploration & Production–4.10%
Cabot Oil & Gas Corp.	244,609	8,837,723

Concho Resources Inc.(b)	200,228	11,376,955

Continental Resources, Inc.(b)	400,251	19,676,339

		39,891,017

Personal Products–0.98%
Estee Lauder Cos. Inc. (The)–Class A	144,751	9,541,986

Pharmaceuticals–0.73%
Shire PLC–ADR (United Kingdom)	108,400	7,137,056

Property & Casualty Insurance–0.61%
Assured Guaranty Ltd.	276,428	5,957,023

Real Estate Services–1.50%
CB Richard Ellis Group, Inc.–Class A(b)	843,038	14,601,418

Research & Consulting Services–2.01%
Equifax Inc.	319,030	10,719,408

IHS Inc.–Class A(b)	174,765	8,855,343

		19,574,751

Restaurants–1.29%
Darden Restaurants, Inc.	279,230	12,495,543

Security & Alarm Services–0.93%
Corrections Corp. of America(b)	434,348	8,999,691

Semiconductor Equipment–1.15%
ASML Holding N.V.–New York Shares (Netherlands)	343,175	11,208,096

Semiconductors–5.26%
Altera Corp.	456,106	11,566,848

Avago Technologies Ltd. (Singapore)(b)	524,261	10,757,836

Broadcom Corp.–Class A	303,188	10,456,954

Marvell Technology Group Ltd.(b)	355,756	7,346,362

Xilinx, Inc.	425,026	10,957,170

		51,085,170

Specialty Chemicals–1.27%
Albemarle Corp.	270,546	12,353,130

Steel–0.52%
Steel Dynamics, Inc.	320,198	5,030,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Capital Development Fund

	Shares	Value

Systems Software–2.60%
Check Point Software Technologies Ltd. (Israel)(b)	416,432	$14,833,308

McAfee Inc.(b)	299,633	10,412,247

		25,245,555

Trading Companies & Distributors–2.23%
MSC Industrial Direct Co., Inc.–Class A	216,380	11,790,546

W.W. Grainger, Inc.	89,560	9,899,963

		21,690,509

Trucking–2.13%
Con-way Inc.	267,078	10,373,309

J.B. Hunt Transport Services, Inc.	278,937	10,281,618

		20,654,927

Wireless Telecommunication Services–0.90%
American Tower Corp.–Class A(b)	215,221	8,783,169

Total Common Stocks & Other Equity Interests (Cost $705,521,746)		941,481,684

Money Market Funds–2.48%
Liquid Assets Portfolio–Institutional Class(f)	12,041,989	12,041,989

Premier Portfolio–Institutional Class(f)	12,041,989	12,041,989

Total Money Market Funds (Cost $24,083,978)		24,083,978

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.34% (Cost $729,605,724)		965,565,662

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.97%
Liquid Assets Portfolio–Institutional Class (Cost $9,403,683)(f)(g)	9,403,683	9,403,683

TOTAL INVESTMENTS–100.31% (Cost $739,009,407)		974,969,345

OTHER ASSETS LESS LIABILITIES–(0.31)%		(3,003,760)

NET ASSETS–100.00%		$971,965,585

Investment Abbreviations:

ADR	– American Depositary Receipt
CDI	– Chess Depositary Instruments
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Non-income producing security acquired through a corporate action.
(d)	All or a portion of this security was out on loan at April 30, 2010.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $11,983,882, which represented 1.23% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	20.4%

Industrials	20.0

Consumer Discretionary	19.5

Health Care	12.7

Energy	8.6

Financials	7.8

Materials	3.8

Consumer Staples	2.6

Telecommunication Services	0.9

Utilities	0.6

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Capital Development Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $705,521,746)*	$941,481,684

Investments in affiliated money market funds, at value and cost	33,487,661

Total investments, at value (Cost $739,009,407)	974,969,345

Receivables for:
Investments sold	13,314,878

Fund shares sold	778,189

Dividends	88,908

Investment for trustee deferred compensation and retirement plans	54,918

Other assets	40,209

Total assets	989,246,447

Liabilities:
Payables for:
Investments purchased	4,967,061

Fund shares reacquired	1,843,836

Collateral upon return of securities loaned	9,403,683

Accrued fees to affiliates	810,334

Accrued other operating expenses	64,935

Trustee deferred compensation and retirement plans	191,013

Total liabilities	17,280,862

Net assets applicable to shares outstanding	$971,965,585

Net assets consist of:
Shares of beneficial interest	$1,104,113,555

Undistributed net investment income (loss)	(1,784,909)

Undistributed net realized gain (loss)	(366,323,008)

Unrealized appreciation	235,959,947

$971,965,585

Net Assets:
Class A	$672,110,339

Class B	$56,665,053

Class C	$68,160,663

Class R	$56,408,541

Class Y	$8,205,926

Investor Class	$10,968,608

Institutional Class	$99,446,455

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	45,141,328

Class B	4,388,558

Class C	5,286,161

Class R	3,870,436

Class Y	549,065

Investor Class	736,218

Institutional Class	6,325,571

Class A:
Net asset value per share	$14.89

Maximum offering price per share
(Net asset value of $14.89 divided by 94.50%)	$15.76

Class B:
Net asset value and offering price per share	$12.91

Class C:
Net asset value and offering price per share	$12.89

Class R:
Net asset value and offering price per share	$14.57

Class Y:
Net asset value and offering price per share	$14.95

Investor Class:
Net asset value and offering price per share	$14.90

Institutional Class:
Net asset value and offering price per share	$15.72

*	At April 30, 2010, securities with an aggregate value of $9,149,814 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Capital Development Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $15,029)	$4,787,575

Dividends from affiliated money market funds (includes securities lending income of $57,372)	64,540

Total investment income	4,852,115

Expenses:
Advisory fees	3,220,991

Administrative services fees	140,302

Custodian fees	1,756

Distribution fees:
Class A	839,196

Class B	294,841

Class C	326,433

Class R	131,344

Investor Class	12,667

Transfer agent fees — A, B, C, R, Y and Investor	1,330,419

Transfer agent fees — Institutional	45,270

Trustees’ and officers’ fees and benefits	26,649

Other	80,990

Total expenses	6,450,858

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(18,718)

Net expenses	6,432,140

Net investment income (loss)	(1,580,025)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $2,350,329)	77,892,176

Foreign currencies	51,309

77,943,485

Change in net unrealized appreciation (depreciation) of:
Investment securities	95,647,440

Foreign currencies	(69,991)

95,577,449

Net realized and unrealized gain	173,520,934

Net increase in net assets resulting from operations	$171,940,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Capital Development Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,580,025)	$(6,632,138)

Net realized gain (loss)	77,943,485	(157,878,876)

Change in net unrealized appreciation	95,577,449	292,859,574

Net increase in net assets resulting from operations	171,940,909	128,348,560

Share transactions–net:
Class A	(97,163,647)	(105,053,794)

Class B	(11,165,465)	(23,700,708)

Class C	(4,811,109)	(11,255,419)

Class R	(1,978,660)	(6,209,786)

Class Y	1,332,083	2,140,537

Investor Class	(123,861)	1,908,558

Institutional Class	(12,297,172)	(7,417,609)

Net increase (decrease) in net assets resulting from share transactions	(126,207,831)	(149,588,221)

Net increase (decrease) in net assets	45,733,078	(21,239,661)

Net assets:
Beginning of period	926,232,507	947,472,168

End of period (includes undistributed net investment income (loss) of $(1,784,909) and $(204,884), respectively)	$971,965,585	$926,232,507

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Capital Development Fund, formerly AIM Capital Development Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

10        Invesco Capital Development Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

11        Invesco Capital Development Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Over $350 million	0.625%

12        Invesco Capital Development Fund

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $10,675.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,104.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $22,864 in front-end sales commissions from the sale of Class A shares and $1, $35,922, $1,292 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13        Invesco Capital Development Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$948,812,575	$20,008,201	$6,148,569	$974,969,345

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities sales of $8,699,121, which resulted in net realized gains of $2,350,329.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,939.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,730 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$276,218,182

October 31, 2017	167,953,833

Total capital loss carryforward	$444,172,015

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Capital Development Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $253,705,360 and $388,584,548, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$256,062,960

Aggregate unrealized (depreciation) of investment securities	(20,214,688)

Net unrealized appreciation of investment securities	$235,848,272

Cost of investments for tax purposes is $739,121,073.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,789,229	$24,946,823	7,994,598	$82,635,701

Class B	179,512	2,175,821	660,751	5,934,895

Class C	323,548	3,947,332	916,277	8,184,285

Class R	617,448	8,528,405	1,640,469	16,542,308

Class Y(b)	151,522	2,193,594	326,949	3,375,272

Investor Class	140,861	1,997,269	360,604	4,103,722

Institutional Class	591,826	8,744,633	1,789,050	19,402,972

Automatic conversion of Class B shares to Class A shares:
Class A	505,721	7,114,376	1,288,214	13,291,917

Class B	(582,329)	(7,114,376)	(1,472,900)	(13,291,917)

Reacquired:
Class A(b)	(9,315,078)	(129,224,846)	(19,650,620)	(200,981,412)

Class B	(513,293)	(6,226,910)	(1,851,697)	(16,343,686)

Class C	(726,557)	(8,758,441)	(2,173,156)	(19,439,704)

Class R	(772,013)	(10,507,065)	(2,216,844)	(22,752,094)

Class Y	(60,735)	(861,511)	(112,894)	(1,234,735)

Investor Class(b)	(151,002)	(2,121,130)	(202,875)	(2,195,164)

Institutional Class	(1,448,333)	(21,041,805)	(2,466,904)	(26,820,581)

Net increase (decrease) in share activity	(9,269,673)	$(126,207,831)	(15,170,978)	$(149,588,221)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	242,809	$2,964,694

Class A	(221,114)	(2,699,804)

Investor Class	(21,677)	(264,890)

15        Invesco Capital Development Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Distributions				net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$12.44	$(0.02)	$2.47	$2.45	$—	$14.89	19.69%	672,110	1.28	%(d)	1.28	%(d)	(0.27	)%(d)	27%
Year ended 10/31/09	10.62	(0.08)	1.90	1.82	—	12.44	17.14	649,013	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.59	(0.10)	(8.85)	(8.95)	(2.02)	10.62	(45.35)	664,270	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.73	(0.13)	3.99	3.86	(2.00)	21.59	21.13	1,511,918	1.20		1.20		(0.62)		99
Year ended 10/31/06	18.85	(0.10)	3.53	3.43	(2.55)	19.73	19.86	1,095,204	1.26		1.26		(0.52)		126
Year ended 10/31/05	17.86	(0.11)	2.52	2.41	(1.42)	18.85	13.87	800,830	1.36		1.36		(0.58)		120

Class B
Six months ended 04/30/10	10.83	(0.06)	2.14	2.08	—	12.91	19.21	56,665	2.03	(d)	2.03	(d)	(1.02	)(d)	27
Year ended 10/31/09	9.32	(0.13)	1.64	1.51	—	10.83	16.20	57,452	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.33	(0.20)	(7.79)	(7.99)	(2.02)	9.32	(45.71)	74,231	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.98	(0.25)	3.60	3.35	(2.00)	19.33	20.27	213,235	1.95		1.95		(1.37)		99
Year ended 10/31/06	17.51	(0.22)	3.24	3.02	(2.55)	17.98	18.92	236,175	2.01		2.01		(1.27)		126
Year ended 10/31/05	16.79	(0.22)	2.36	2.14	(1.42)	17.51	13.09	317,492	2.04		2.04		(1.26)		120

Class C
Six months ended 04/30/10	10.82	(0.06)	2.13	2.07	—	12.89	19.13	68,161	2.03	(d)	2.03	(d)	(1.02	)(d)	27
Year ended 10/31/09	9.30	(0.14)	1.66	1.52	—	10.82	16.34	61,531	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.30	(0.19)	(7.79)	(7.98)	(2.02)	9.30	(45.74)	64,620	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.96	(0.25)	3.59	3.34	(2.00)	19.30	20.23	151,259	1.95		1.95		(1.37)		99
Year ended 10/31/06	17.50	(0.22)	3.23	3.01	(2.55)	17.96	18.88	109,424	2.01		2.01		(1.27)		126
Year ended 10/31/05	16.77	(0.22)	2.37	2.15	(1.42)	17.50	13.16	88,316	2.04		2.04		(1.26)		120

Class R
Six months ended 04/30/10	12.19	(0.03)	2.41	2.38	—	14.57	19.52	56,409	1.53	(d)	1.53	(d)	(0.52	)(d)	27
Year ended 10/31/09	10.44	(0.10)	1.85	1.75	—	12.19	16.76	49,083	1.69		1.69		(0.97)		94
Year ended 10/31/08	21.30	(0.14)	(8.70)	(8.84)	(2.02)	10.44	(45.46)	48,027	1.50		1.51		(0.84)		109
Year ended 10/31/07	19.53	(0.18)	3.95	3.77	(2.00)	21.30	20.86	79,655	1.45		1.45		(0.87)		99
Year ended 10/31/06	18.73	(0.14)	3.49	3.35	(2.55)	19.53	19.52	22,577	1.51		1.51		(0.77)		126
Year ended 10/31/05	17.78	(0.14)	2.51	2.37	(1.42)	18.73	13.69	8,379	1.54		1.54		(0.76)		120

Class Y
Six months ended 04/30/10	12.47	(0.00)	2.48	2.48	—	14.95	19.79	8,206	1.03	(d)	1.03	(d)	(0.02	)(d)	27
Year ended 10/31/09	10.63	(0.05)	1.89	1.84	—	12.47	17.31	5,717	1.19		1.19		(0.47)		94
Year ended 10/31/08(e)	12.21	(0.00)	(1.58)	(1.58)	—	10.63	(12.94)	2,595	1.06	(f)	1.07	(f)	(0.40	)(f)	109

Investor Class
Six months ended 04/30/10	12.45	(0.02)	2.47	2.45	—	14.90	19.68	10,969	1.28	(d)	1.28	(d)	(0.27	)(d)	27
Year ended 10/31/09	10.64	(0.08)	1.89	1.81	—	12.45	17.01	9,292	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.60	(0.10)	(8.84)	(8.94)	(2.02)	10.64	(45.27)	6,261	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.74	(0.13)	3.99	3.86	(2.00)	21.60	21.12	12,237	1.20		1.20		(0.62)		99
Year ended 10/31/06	18.87	(0.10)	3.52	3.42	(2.55)	19.74	19.78	9,866	1.26		1.26		(0.52)		126
Year ended 10/31/05(e)	18.95	(0.09)	1.43	1.34	(1.42)	18.87	7.43	6,791	1.29	(f)	1.29	(f)	(0.51	)(f)	120

Institutional Class
Six months ended 04/30/10	13.11	0.01	2.60	2.61	—	15.72	19.91	99,446	0.82	(d)	0.82	(d)	0.19	(d)	27
Year ended 10/31/09	11.13	(0.02)	2.00	1.98	—	13.11	17.79	94,145	0.88		0.88		(0.16)		94
Year ended 10/31/08	22.42	(0.03)	(9.24)	(9.27)	(2.02)	11.13	(45.07)	87,467	0.80		0.81		(0.14)		109
Year ended 10/31/07	20.33	(0.04)	4.13	4.09	(2.00)	22.42	21.68	133,433	0.75		0.75		(0.17)		99
Year ended 10/31/06	19.27	(0.00)	3.61	3.61	(2.55)	20.33	20.43	45,017	0.76		0.76		(0.02)		126
Year ended 10/31/05	18.13	(0.01)	2.57	2.56	(1.42)	19.27	14.52	24,964	0.81		0.81		(0.03)		120

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $676,921, $59,457, $65,828, $52,973, $6,560, $10,218 and $97,303 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and November 30, 2004 for Class Y and Investor Class shares, respectively.
(f)	Annualized.

16        Invesco Capital Development Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,196.90	$6.97	$1,018.45	$6.41	1.28%

B	1,000.00	1,192.10	11.03	1,014.73	10.14	2.03

C	1,000.00	1,191.30	11.03	1,014.73	10.14	2.03

R	1,000.00	1,195.20	8.33	1,017.21	7.65	1.53

Y	1,000.00	1,197.90	5.61	1,019.69	5.16	1.03

Investor	1,000.00	1,196.80	6.97	1,018.45	6.41	1.28

Institutional	1,000.00	1,199.10	4.47	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Capital Development Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

CDV-SAR-1	Invesco Distributors, Inc.

Invesco Charter Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Charter Fund was renamed Invesco Charter Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	11.56%

Class B Shares*	11.16

Class C Shares*	11.21

Class R Shares*	11.43

Class S Shares*	11.64

Class Y Shares*	11.69

Institutional Class Shares*	11.76

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Index▼ (Style-Specific Index)	16.77

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	14.47

▼Lipper Inc.
*Performance includes litigation proceeds. Had these proceeds not been received, these returns would  have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2          Invesco Charter Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (11/26/68)	10.87%

10 Years	-1.14

5 Years	4.60

1 Year	24.39

Class B Shares

Inception (6/26/95)	6.49%

10 Years	-1.15

5 Years	4.69

1 Year	25.74

Class C Shares

Inception (8/4/97)	3.02%

10 Years	-1.30

5 Years	5.02

1 Year	29.75

Class R Shares

10 Years	-0.82%

5 Years	5.53

1 Year	31.40

Class S Shares

10 Years	-0.58%

5 Years	5.80

1 Year	31.74

Class Y Shares

10 Years	-0.54%

5 Years	5.87

1 Year	31.95

Institutional Class Shares

Inception (7/30/91)	8.04%

10 Years	-0.12

5 Years	6.27

1 Year	32.26
Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (11/26/68)	10.89%

10 Years	-1.83

5 Years	4.11

1 Year	38.92

Class B Shares

Inception (6/26/95)	6.51%

10 Years	-1.84

5 Years	4.17

1 Year	40.85

Class C Shares

Inception (8/4/97)	3.02%

10 Years	-1.99

5 Years	4.51

1 Year	44.81

Class R Shares

10 Years	-1.52%

5 Years	5.01

1 Year	46.52

Class S Shares

10 Years	-1.27%

5 Years	5.29

1 Year	46.96

Class Y Shares

10 Years	-1.24%

5 Years	5.37

1 Year	47.30

Institutional Class Shares

Inception (7/30/91)	8.06%

10 Years	-0.82

5 Years	5.76

1 Year	47.63
Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.21%, 1.06% and 0.80%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.32, 2.07%, 2.07%, 1.57% 1.22%, 1.07% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
1	Total annual operating expenses less contractual advisory fee waivers by the adviser in effect through at least December 31, 2012. See current prospectus for more information.

3          Invesco Charter Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual
Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4          Invesco Charter Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.45%
Aerospace & Defense–4.37%
ITT Corp.	1,179,699	$65,555,873

Lockheed Martin Corp.	643,321	54,611,520

Northrop Grumman Corp.	1,422,121	96,462,467

United Technologies Corp.	337,187	25,272,166

		241,902,026

Air Freight & Logistics–0.78%
United Parcel Service, Inc.–Class B	627,288	43,370,692

Asset Management & Custody Banks–2.80%
Legg Mason, Inc.	3,016,549	95,594,438

Northern Trust Corp.	1,085,000	59,653,300

		155,247,738

Biotechnology–2.46%
Genzyme Corp.(b)	690,000	36,735,600

Gilead Sciences, Inc.(b)	2,505,758	99,403,420

		136,139,020

Cable & Satellite–1.50%
Comcast Corp.–Class A	4,208,096	83,067,815

Communications Equipment–5.28%
Cisco Systems, Inc.(b)	1,793,774	48,288,396

Motorola, Inc.(b)	11,458,484	81,011,482

Nokia Corp.–ADR (Finland)(c)	8,288,530	100,788,525

QUALCOMM Inc.	1,605,093	62,181,303

		292,269,706

Computer Hardware–0.48%
Fujitsu Ltd. (Japan)	3,779,000	26,745,796

Computer Storage & Peripherals–0.88%
EMC Corp.(b)	2,573,591	48,923,965

Consumer Finance–2.76%
American Express Co.	3,311,061	152,706,133

Data Processing & Outsourced Services–0.82%
Automatic Data Processing, Inc.	1,042,205	45,190,009

Diversified Banks–0.67%
U.S. Bancorp	1,386,938	37,128,330

Drug Retail–3.92%
CVS Caremark Corp.	3,881,086	143,328,506

Walgreen Co.	2,098,805	73,772,996

		217,101,502

Education Services–0.65%
Apollo Group, Inc.–Class A(b)	625,000	35,881,250

Electric Utilities–0.28%
Exelon Corp.	350,000	15,256,500

Electronic Equipment & Instruments–1.20%
Agilent Technologies, Inc.(b)	1,828,998	66,319,468

Electronic Manufacturing Services–1.61%
Tyco Electronics Ltd. (Switzerland)	2,779,645	89,282,197

Environmental & Facilities Services–1.13%
Waste Management, Inc.	1,806,052	62,633,883

Food Retail–3.26%
Kroger Co. (The)	8,127,769	180,680,305

Health Care Equipment–3.86%
Baxter International Inc.	999,582	47,200,262

Boston Scientific Corp.(b)	18,073,192	124,343,561

Covidien PLC (Ireland)	496,603	23,831,978

Medtronic, Inc.	423,629	18,508,351

		213,884,152

Home Improvement Retail–1.98%
Lowe’s Cos., Inc.	4,047,508	109,768,417

Hypermarkets & Super Centers–2.01%
Wal-Mart Stores, Inc.	2,076,460	111,402,079

Industrial Conglomerates–3.51%
3M Co.	1,094,527	97,051,709

Tyco International Ltd.	2,513,458	97,497,036

		194,548,745

Industrial Gases–1.61%
Air Products & Chemicals, Inc.	1,157,786	88,894,809

Industrial Machinery–1.45%
Danaher Corp.	468,990	39,526,477

Illinois Tool Works Inc.	800,000	40,880,000

		80,406,477

Insurance Brokers–0.86%
Marsh & McLennan Cos., Inc.	1,960,328	47,479,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Charter Fund

	Shares	Value

Life Sciences Tools & Services–1.91%
Thermo Fisher Scientific, Inc.(b)	1,911,718	$105,679,771

Managed Health Care–1.46%
WellPoint Inc.(b)	1,504,154	80,923,485

Oil & Gas Equipment & Services–2.99%
Baker Hughes Inc.	2,296,721	114,284,824

Schlumberger Ltd.	717,186	51,221,424

		165,506,248

Oil & Gas Exploration & Production–2.41%
Apache Corp.	685,347	69,740,911

EOG Resources, Inc.	359,542	40,311,849

XTO Energy, Inc.	494,416	23,494,648

		133,547,408

Oil & Gas Refining & Marketing–1.22%
Valero Energy Corp.	3,250,000	67,567,500

Oil & Gas Storage & Transportation–1.83%
Williams Cos., Inc. (The)	4,299,900	101,520,639

Packaged Foods & Meats–0.45%
Kraft Foods Inc.–Class A	837,027	24,775,999

Pharmaceuticals–5.78%
Allergan, Inc.	594,809	37,883,385

Johnson & Johnson	661,901	42,560,235

Pfizer Inc.	4,400,000	73,568,000

Roche Holding AG (Switzerland)	643,015	101,632,458

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,096,504	64,397,680

		320,041,758

Property & Casualty Insurance–4.98%
Berkshire Hathaway Inc.–Class A(b)	1,008	116,247,600

Progressive Corp. (The)	7,942,435	159,563,519

		275,811,119

Railroads–1.25%
Union Pacific Corp.	912,855	69,066,609

Semiconductors–2.17%
Intel Corp.	3,200,495	73,067,301

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,005,019	46,819,589

		119,886,890

Systems Software–5.09%
Microsoft Corp.	4,313,381	131,730,656

Symantec Corp.(b)	8,953,981	150,158,261

		281,888,917

Wireless Telecommunication Services–1.78%
Vodafone Group PLC (United Kingdom)	44,247,223	98,386,546

Total Common Stocks & Other Equity Interests (Cost $4,266,950,173)		4,620,833,047

Preferred Stocks–0.22%
Household Products–0.22%
Henkel AG & Co. KGaA(Germany)–Pfd. (Cost $13,001,033)(c)	232,000	12,415,138

Money Market Funds–16.11%
Liquid Assets Portfolio–Institutional Class(d)	446,026,602	446,026,602

Premier Portfolio–Institutional Class(d)	446,026,602	446,026,602

Total Money Market Funds (Cost $892,053,204)		892,053,204

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.78% (Cost $5,172,004,410)		5,525,301,389

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Liquid Assets Portfolio–Institutional Class (Cost $1,226,215)(d)(e)	1,226,215	1,226,215

TOTAL INVESTMENTS–99.80% (Cost $5,173,230,625)		5,526,527,604

OTHER ASSETS LESS LIABILITIES–0.20%		10,984,690

NET ASSETS–100.00%		$5,537,512,294

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Charter Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	17.5%

Health Care	15.5

Industrials	12.5

Financials	12.1

Consumer Staples	9.9

Energy	8.4

Consumer Discretionary	4.1

Telecommunication Services	1.8

Materials	1.6

Utilities	0.3

Money Market Funds Plus Other Assets Less Liabilities	16.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $4,279,951,206)*	$4,633,248,185

Investments in affiliated money market funds, at value and cost	893,279,419

Total investments, at value (Cost $5,173,230,625)	5,526,527,604

Foreign currencies, at value (Cost $16,943,027)	16,963,017

Receivables for:
Fund shares sold	7,072,384

Dividends	4,015,611

Fund expenses absorbed	5,359

Investment for trustee deferred compensation and retirement plans	417,290

Other assets	98,850

Total assets	5,555,100,115

Liabilities:
Payables for:
Investments purchased	3,750,674

Fund shares reacquired	6,068,709

Foreign currency contracts outstanding	826,172

Collateral upon return of securities loaned	1,226,215

Accrued fees to affiliates	3,592,126

Accrued other operating expenses	557,433

Trustee deferred compensation and retirement plans	1,566,492

Total liabilities	17,587,821

Net assets applicable to shares outstanding	$5,537,512,294

Net assets consist of:
Shares of beneficial interest	$5,982,917,662

Undistributed net investment income	7,169,813

Undistributed net realized gain (loss)	(805,057,451)

Unrealized appreciation	352,482,270

$5,537,512,294

Net Assets:
Class A	$4,355,233,936

Class B	$256,111,940

Class C	$260,981,851

Class R	$46,901,213

Class S	$18,853,637

Class Y	$122,784,954

Institutional Class	$476,644,763

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	277,319,162

Class B	16,917,537

Class C	17,195,565

Class R	3,005,089

Class S	1,199,976

Class Y	7,793,578

Institutional Class	29,508,619

Class A:
Net asset value per share	$15.70

Maximum offering price per share (Net asset value of $15.70 divided by 94.50%)	$16.61

Class B:
Net asset value and offering price per share	$15.14

Class C:
Net asset value and offering price per share	$15.18

Class R:
Net asset value and offering price per share	$15.61

Class S:
Net asset value and offering price per share	$15.71

Class Y:
Net asset value and offering price per share	$15.75

Institutional Class:
Net asset value and offering price per share	$16.15

*	At April 30, 2010, securities with an aggregate value of $1,184,444 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $825,111)	$39,094,577

Dividends from affiliated money market funds (includes securities lending income of $53,223)	486,928

Total investment income	39,581,505

Expenses:
Advisory fees	16,562,472

Administrative services fees	331,779

Custodian fees	186,719

Distribution fees:
Class A	5,216,936

Class B	1,387,314

Class C	1,236,809

Class R	93,246

Class S	9,182

Transfer agent fees — A, B, C, R, S and Y	6,129,602

Transfer agent fees — Institutional	179,255

Trustees’ and officers’ fees and benefits	92,875

Other	434,565

Total expenses	31,860,754

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,074,650)

Net expenses	30,786,104

Net investment income	8,795,401

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(9,726,078))	197,908,286

Foreign currencies	(657,634)

Foreign currency contracts	5,014,858

202,265,510

Change in net unrealized appreciation (depreciation) of:
Investment securities	356,154,464

Foreign currencies	(27,941)

Foreign currency contracts	(461,027)

355,665,496

Net realized and unrealized gain	557,931,006

Net increase in net assets resulting from operations	$566,726,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$8,795,401	$29,410,435

Net realized gain (loss)	202,265,510	(242,811,850)

Change in net unrealized appreciation	355,665,496	824,266,666

Net increase in net assets resulting from operations	566,726,407	610,865,251

Distributions to shareholders from net investment income:
Class A	(25,440,812)	(42,646,561)

Class R	(147,321)	(83,991)

Class S	(44,845)	—

Class Y	(541,375)	(128,113)

Institutional Class	(3,373,002)	(3,585,822)

Total distributions from net investment income	(29,547,355)	(46,444,487)

Share transactions–net:
Class A	11,619,372	(5,140,295)

Class B	(55,546,660)	(135,824,126)

Class C	8,435,926	19,465,122

Class R	18,284,071	14,361,118

Class S	16,523,347	1,418,651

Class Y	44,132,252	53,730,122

Institutional Class	108,229,125	93,503,019

Net increase in net assets resulting from share transactions	151,677,433	41,513,611

Net increase in net assets	688,856,485	605,934,375

Net assets:
Beginning of period	4,848,655,809	4,242,721,434

End of period (includes undistributed net investment income of $7,169,813 and $27,921,767, respectively)	$5,537,512,294	$4,848,655,809

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund, formerly AIM Charter Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

10        Invesco Charter Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

11        Invesco Charter Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Charter Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.80%

Over $150 million	0.625%

  Through December 31, 2012, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate

First $150 million	0.75%

Next $4.85 billion	0.615%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $1,030,590.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $5,821.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

13        Invesco Charter Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $162,205 in front-end sales commissions from the sale of Class A shares and $59, $173,171 and $7,818 from Class A, Class B, and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,467,292,877	$59,234,727	$—	$5,526,527,604

Foreign Currency Contracts*	—	(826,172)	—	(826,172)

Total Investments	$5,467,292,877	$58,408,555	$—	$5,525,701,432

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$—	$(826,172)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$5,014,858

Change in Unrealized Appreciation (Depreciation)
Currency risk	(461,027)

Total	$4,553,831

*	The average value of foreign currency contracts during the period was $56,960,638.

14        Invesco Charter Fund

Open Foreign Currency Contracts
						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

06/04/2010	GBP	33,382,000	USD	50,233,856	$51,060,028	$(826,172)

Currency Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $56,514,465 and securities sales of $61,201,810, which resulted in net realized gains (losses) of $(9,726,078).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $38,239.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $4,928 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $994,926,904 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2010	$733,056,500

October 31, 2017	262,306,886

Total capital loss carryforward	$995,363,386

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Charter Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $1,587,491,784 and $1,514,067,694, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$640,626,317

Aggregate unrealized (depreciation) of investment securities	(299,654,059)

Net unrealized appreciation of investment securities	$340,972,258

Cost of investments for tax purposes is $5,185,555,346.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	19,356,635	$293,483,779	45,315,581	$551,757,661

Class B	840,172	12,322,013	2,568,186	29,551,430

Class C	2,137,840	31,378,429	4,694,155	55,561,441

Class R	1,636,990	24,574,181	1,508,237	18,729,493

Class S(b)	1,131,431	16,980,494	98,171	1,418,651

Class Y	3,570,935	55,166,400	5,094,091	64,488,127

Institutional Class	8,425,390	130,647,897	9,726,356	132,832,528

Issued as reinvestment of dividends:
Class A	1,577,827	23,399,172	3,495,112	39,529,675

Class R	9,986	147,296	7,359	82,940

Class S(b)	2,997	44,418	—	—

Class Y	32,273	479,572	11,230	127,124

Institutional Class	206,180	3,138,052	299,989	3,476,848

Automatic conversion of Class B shares to Class A shares:
Class A	3,060,359	46,605,709	9,587,274	113,267,854

Class B	(3,173,516)	(46,605,709)	(9,924,621)	(113,267,854)

Reacquired:
Class A	(23,141,867)	(351,869,288)	(59,185,017)	(709,695,485)

Class B	(1,452,211)	(21,262,964)	(4,606,356)	(52,107,702)

Class C	(1,557,632)	(22,942,503)	(3,135,432)	(36,096,319)

Class R	(424,973)	(6,437,406)	(355,608)	(4,451,315)

Class S(b)	(32,623)	(501,565)	—	—

Class Y	(752,304)	(11,513,720)	(918,694)	(10,885,129)

Institutional Class	(1,633,088)	(25,556,824)	(3,300,035)	(42,806,357)

Net increase in share activity	9,820,801	$151,677,433	979,978	$41,513,611

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class S shares commenced on September 25, 2009.

16        Invesco Charter Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends					net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	income	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$14.16	$0.03		$1.60		$1.63	$(0.09)	$15.70	11.56%		$4,355,234	1.13	%(d)	1.17	%(d)	0.37	%(d)	34%
Year ended 10/31/09	12.46	0.09		1.76	(e)	1.85	(0.15)	14.16	15.19	(e)	3,915,161	1.26		1.29		0.76		32
Year ended 10/31/08	17.30	0.14		(4.76)		(4.62)	(0.22)	12.46	(27.00)		3,454,370	1.19		1.23		0.88		38
Year ended 10/31/07	14.96	0.20		2.25	(e)	2.45	(0.11)	17.30	16.44	(e)	5,005,716	1.16		1.19		1.25		39
Year ended 10/31/06	12.85	0.13		2.10		2.23	(0.12)	14.96	17.49		4,812,619	1.26		1.27		0.93		51
Year ended 10/31/05	12.16	0.15	(f)	0.65		0.80	(0.11)	12.85	6.59		1,638,002	1.23		1.25		1.16	(f)	54

Class B
Six months ended 04/30/10	13.62	(0.03)		1.55		1.52	—	15.14	11.16		256,112	1.88	(d)	1.92	(d)	(0.38	)(d)	34
Year ended 10/31/09	11.91	0.00		1.71	(e)	1.71	—	13.62	14.36	(e)	281,911	2.01		2.04		0.01		32
Year ended 10/31/08	16.50	0.02		(4.54)		(4.52)	(0.07)	11.91	(27.51)		388,985	1.94		1.98		0.13		38
Year ended 10/31/07	14.30	0.08		2.14	(e)	2.22	(0.02)	16.50	15.56	(e)	1,067,897	1.91		1.94		0.50		39
Year ended 10/31/06	12.27	0.02		2.02		2.04	(0.01)	14.30	16.63		1,547,422	2.01		2.02		0.18		51
Year ended 10/31/05	11.61	0.05	(f)	0.62		0.67	(0.01)	12.27	5.76		617,534	1.95		1.97		0.44	(f)	54

Class C
Six months ended 04/30/10	13.65	(0.03)		1.56		1.53	—	15.18	11.21		260,982	1.88	(d)	1.92	(d)	(0.38	)(d)	34
Year ended 10/31/09	11.94	0.00		1.71	(e)	1.71	—	13.65	14.32	(e)	226,830	2.01		2.04		0.01		32
Year ended 10/31/08	16.55	0.02		(4.56)		(4.54)	(0.07)	11.94	(27.55)		179,759	1.94		1.98		0.13		38
Year ended 10/31/07	14.34	0.08		2.15	(e)	2.23	(0.02)	16.55	15.58	(e)	272,904	1.91		1.94		0.50		39
Year ended 10/31/06	12.30	0.02		2.03		2.05	(0.01)	14.34	16.67		287,359	2.01		2.02		0.18		51
Year ended 10/31/05	11.64	0.05	(f)	0.62		0.67	(0.01)	12.30	5.75		107,776	1.95		1.97		0.44	(f)	54

Class R
Six months ended 04/30/10	14.07	0.01		1.60		1.61	(0.07)	15.61	11.51		46,901	1.38	(d)	1.42	(d)	0.12	(d)	34
Year ended 10/31/09	12.38	0.07		1.75	(e)	1.82	(0.13)	14.07	14.93	(e)	25,096	1.51		1.54		0.51		32
Year ended 10/31/08	17.18	0.10		(4.73)		(4.63)	(0.17)	12.38	(27.19)		7,717	1.44		1.48		0.63		38
Year ended 10/31/07	14.87	0.16		2.23	(e)	2.39	(0.08)	17.18	16.12	(e)	6,565	1.41		1.44		1.00		39
Year ended 10/31/06	12.77	0.09		2.10		2.19	(0.09)	14.87	17.21		5,153	1.51		1.52		0.68		51
Year ended 10/31/05	12.10	0.12	(f)	0.63		0.75	(0.08)	12.77	6.22		2,637	1.45		1.47		0.94	(f)	54

Class S
Six months ended 04/30/10	14.16	0.04		1.60		1.64	(0.09)	15.71	11.64		18,854	1.03	(d)	1.07	(d)	0.47	(d)	34
Year ended 10/31/09(g)	14.25	0.01		(0.10)		(0.09)	—	14.16	(0.63)		1,390	1.09	(h)	1.12	(h)	0.93	(h)	32

Class Y
Six months ended 04/30/10	14.20	0.05		1.60		1.65	(0.10)	15.75	11.69		122,785	0.88	(d)	0.92	(d)	0.62	(d)	34
Year ended 10/31/09	12.46	0.13		1.77	(e)	1.90	(0.16)	14.20	15.54	(e)	70,187	1.01		1.04		1.01		32
Year ended 10/31/08(g)	13.94	0.01		(1.49)		(1.48)	—	12.46	(10.62)		9,424	0.97	(h)	1.01	(h)	1.10	(h)	38

Institutional Class
Six months ended 04/30/10	14.57	0.06		1.66		1.72	(0.14)	16.15	11.83		476,645	0.72	(d)	0.76	(d)	0.78	(d)	34
Year ended 10/31/09	12.83	0.16		1.80	(e)	1.96	(0.22)	14.57	15.74	(e)	328,081	0.75		0.78		1.27		32
Year ended 10/31/08	17.81	0.20		(4.88)		(4.68)	(0.30)	12.83	(26.68)		202,467	0.76		0.80		1.31		38
Year ended 10/31/07	15.38	0.28		2.31	(e)	2.59	(0.16)	17.81	16.96	(e)	134,745	0.73		0.76		1.68		39
Year ended 10/31/06	13.22	0.20		2.16		2.36	(0.20)	15.38	18.03		123,476	0.79		0.80		1.40		51
Year ended 10/31/05	12.53	0.22	(f)	0.65		0.87	(0.18)	13.22	6.98		54,728	0.71		0.73		1.68	(f)	54

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,208,136, $279,762, $249,412, $37,608, $12,345, $91,058 and $423,594 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $1.57, $1.52, $1.52, $1.56, $1.58 and $1.61 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2007 would have been $2.12, $2.01, $2.02, $2.10, and $2.18 for Class A, Class B, Class C, Class R, and Institutional Class, respectively and total return would have been lower.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend would have been $0.10 and 0.80%, $0.00 and 0.08%, $0.00 and 0.08%, $0.07 and 0.58%, $0.17 and 1.32%, for Class A, Class B, Class C, Class R and Institutional Class, respectively.
(g)	Commencement date of September 25, 2009 and October 3, 2008 for Class S and Class Y shares, respectively.
(h)	Annualized.

17        Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,115.60	$5.93	$1,019.19	$5.66	1.13%

B	1,000.00	1,111.60	9.84	1,015.47	9.39	1.88

C	1,000.00	1,112.10	9.85	1,015.47	9.39	1.88

R	1,000.00	1,114.30	7.23	1,017.95	6.90	1.38

S	1,000.00	1,116.40	5.40	1,019.69	5.16	1.03

Y	1,000.00	1,116.90	4.62	1,020.43	4.41	0.88

Institutional	1,000.00	1,117.60	3.78	1,021.22	3.61	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Charter Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
CHT-SAR-1          Invesco Distributors, Inc.

Invesco Constellation Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Constellation Fund was renamed Invesco Constellation Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	14.38%

Class B Shares*	13.95

Class C Shares*	13.89

Class R Shares*	14.22

Class Y Shares*	14.49

Institutional Class Shares*	14.66

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Growth Index▼(Style-Specific Index)	15.79

Lipper Multi-Cap Growth Funds Index▼(Peer Group Index)	18.87

▼ Lipper Inc.
*	Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                     Invesco Constellation Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (4/30/76)	11.76%

10 Years	-5.08

5 Years	-1.04

1 Year	24.46

Class B Shares

Inception (11/3/97)	0.10%

10 Years	-5.09

5 Years	-1.06

1 Year	25.70

Class C Shares

Inception (8/4/97)	-0.24%

10 Years	-5.23

5 Years	-0.67

1 Year	29.72

Class R Shares

10 Years	-4.72%

5 Years	-0.16

1 Year	31.43

Class Y Shares

10 Years	-4.50%

5 Years	0.17

1 Year	31.99

Institutional Class Shares

Inception (4/8/92)	6.61%

10 Years	-4.05

5 Years	0.60

1 Year	32.53

Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested
Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/30/76)	11.78%

10 Years	-5.90

5 Years	-1.85

1 Year	31.24

Class B Shares

Inception (11/3/97)	0.07%

10 Years	-5.91

5 Years	-1.87

1 Year	32.77

Class C Shares

Inception (8/4/97)	-0.26%

10 Years	-6.05

5 Years	-1.48

1 Year	36.80

Class R Shares

10 Years	-5.55%

5 Years	-0.99

1 Year	38.53

Class Y Shares

10 Years	-5.33%

5 Years	-0.66

1 Year	39.12

Institutional Class Shares

Inception (4/8/92)	6.61%

10 Years	-4.88

5 Years	-0.22

1 Year	39.66

Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.44%, 2.19%, 2.19%, 1.69%, 1.19% and 0.77%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.45%, 2.20%, 2.20%, 1.70%, 1.20%, and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
1	Total annual operating expenses less contractual advisory fee waivers by the advisor in effect through at least December 31, 2012. See current prospectus for more information.

3                     Invesco Constellation Fund

Letters to Shareholders

    Bruce CrockettDear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip TaylorDear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4                     Invesco Constellation Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.35%
Aerospace & Defense–2.58%
Goodrich Corp.	259,247	$19,230,943

Rockwell Collins, Inc.	179,145	11,644,425

United Technologies Corp.	676,952	50,737,552

		81,612,920

Air Freight & Logistics–0.57%
Expeditors International of Washington, Inc.	443,244	18,057,761

Airlines–1.14%
Delta Air Lines, Inc.(b)	981,370	11,854,950

UAL Corp.(b)(c)	1,129,682	24,378,537

		36,233,487

Apparel Retail–1.19%
American Eagle Outfitters, Inc.	1,428,238	24,008,681

Men’s Wearhouse, Inc. (The)	574,948	13,586,021

		37,594,702

Apparel, Accessories & Luxury Goods–1.12%
Coach, Inc.	847,044	35,364,087

Asset Management & Custody Banks–0.45%
T. Rowe Price Group Inc.	249,856	14,369,219

Auto Parts & Equipment–2.24%
Autoliv, Inc. (Sweden)(b)	517,856	28,352,616

BorgWarner, Inc.(b)	191,933	8,318,376

Johnson Controls, Inc.	1,015,679	34,116,658

		70,787,650

Automobile Manufacturers–0.61%
Toyota Motor Corp. (Japan)	501,900	19,378,266

Biotechnology–2.77%
Amgen Inc.(b)	653,954	37,510,802

Gilead Sciences, Inc.(b)	1,261,527	50,044,776

		87,555,578

Cable & Satellite–0.67%
Scripps Networks Interactive, Inc.–Class A	468,076	21,222,566

Casinos & Gaming–0.64%
International Game Technology	965,737	20,357,736

Communications Equipment–4.02%
Cisco Systems, Inc.(b)	2,037,876	54,859,622

QUALCOMM Inc.	1,071,745	41,519,401

Research In Motion Ltd. (Canada)(b)	433,097	30,832,176

		127,211,199

Computer Hardware–7.34%
Apple Inc.(b)	602,641	157,361,618

Hewlett-Packard Co.	619,578	32,199,469

International Business Machines Corp.	242,907	31,335,003

Teradata Corp.(b)	388,116	11,282,532

		232,178,622

Computer Storage & Peripherals–0.82%
EMC Corp.(b)	1,367,940	26,004,539

Construction & Engineering–0.59%
Fluor Corp.	354,408	18,726,919

Construction, Farm Machinery & Heavy Trucks–0.31%
Komatsu Ltd. (Japan)	481,400	9,712,888

Consumer Finance–0.48%
American Express Co.	329,164	15,181,044

Data Processing & Outsourced Services–1.75%
MasterCard, Inc.–Class A	102,855	25,512,154

Visa Inc.–Class A	329,666	29,745,763

		55,257,917

Department Stores–0.76%
Kohl’s Corp.(b)	438,284	24,101,237

Diversified Banks–0.52%
Banco Bradesco S.A.–ADR (Brazil)	886,831	16,512,793

Diversified Metals & Mining–1.51%
BHP Billiton Ltd. (Australia)	409,701	14,964,162

Freeport-McMoRan Copper & Gold Inc.	183,792	13,881,810

Rio Tinto PLC (United Kingdom)	373,420	18,833,863

		47,679,835

Drug Retail–0.95%
Walgreen Co.	856,715	30,113,532

Electrical Components & Equipment–1.59%
Cooper Industries PLC (Ireland)	1,023,757	50,266,469

Electronic Components–0.85%
Corning Inc.	1,405,637	27,058,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Constellation Fund

	Shares	Value

Electronic Manufacturing Services–1.70%
Flextronics International Ltd. (Singapore)(b)	3,620,611	$28,059,735

Tyco Electronics Ltd. (Switzerland)	797,256	25,607,863

		53,667,598

Fertilizers & Agricultural Chemicals–0.48%
Potash Corp. of Saskatchewan Inc. (Canada)	136,932	15,130,986

Gas Utilities–0.57%
EQT Corp.	415,281	18,060,571

General Merchandise Stores–1.75%
Dollar Tree, Inc.(b)	913,700	55,479,864

Health Care Distributors–1.91%
Cardinal Health, Inc.	1,010,758	35,063,195

McKesson Corp.	390,559	25,312,129

		60,375,324

Health Care Equipment–1.17%
Baxter International Inc.	417,455	19,712,225

Varian Medical Systems, Inc.(b)	309,634	17,457,165

		37,169,390

Health Care Services–2.59%
Express Scripts, Inc.(b)	491,874	49,251,344

Medco Health Solutions, Inc.(b)	553,714	32,624,829

		81,876,173

Health Care Supplies–0.63%
DENTSPLY International Inc.	544,374	19,945,863

Home Improvement Retail–1.47%
Lowe’s Cos., Inc.	1,710,126	46,378,617

Homefurnishing Retail–0.84%
Bed Bath & Beyond Inc.(b)	577,757	26,553,712

Hotels, Resorts & Cruise Lines–1.28%
Carnival Corp.(d)	974,086	40,619,386

Household Products–0.55%
Colgate-Palmolive Co.	205,298	17,265,562

Housewares & Specialties–0.38%
Fortune Brands, Inc.	227,938	11,948,510

Human Resource & Employment Services–0.48%
Robert Half International, Inc.	555,438	15,207,892

Hypermarkets & Super Centers–1.51%
Costco Wholesale Corp.	810,404	47,878,668

Industrial Machinery–3.12%
Illinois Tool Works Inc.	476,614	24,354,975

Ingersoll-Rand PLC (Ireland)	1,473,172	54,477,901

Kennametal Inc.	602,790	19,807,679

		98,640,555

Integrated Oil & Gas–2.75%
Exxon Mobil Corp.	491,441	33,344,272

Occidental Petroleum Corp.	605,308	53,666,607

		87,010,879

Internet Retail–1.30%
Amazon.com, Inc.(b)	299,155	41,002,184

Internet Software & Services–3.88%
Google Inc.–Class A(b)	179,322	94,222,952

VeriSign, Inc.(b)	1,046,581	28,540,264

		122,763,216

Investment Banking & Brokerage–3.05%
Charles Schwab Corp. (The)	1,240,478	23,928,821

Goldman Sachs Group, Inc. (The)	255,156	37,048,651

Jefferies Group, Inc.(c)	1,311,297	35,693,504

		96,670,976

IT Consulting & Other Services–1.37%
Amdocs Ltd.(b)	603,300	19,269,402

Cognizant Technology Solutions Corp.–Class A(b)	470,375	24,073,793

		43,343,195

Life Sciences Tools & Services–0.78%
Thermo Fisher Scientific, Inc.(b)	449,035	24,822,655

Managed Health Care–2.16%
UnitedHealth Group Inc.	2,260,148	68,505,086

Oil & Gas Drilling–0.42%
Transocean Ltd.(b)	181,432	13,144,748

Oil & Gas Equipment & Services–3.65%
Baker Hughes Inc.	292,057	14,532,756

Cameron International Corp.(b)	514,026	20,283,466

Halliburton Co.	394,450	12,089,893

Hornbeck Offshore Services, Inc.(b)	341,143	8,347,769

Schlumberger Ltd.	199,867	14,274,501

Smith International, Inc.	751,453	35,889,395

Weatherford International Ltd.(b)	556,188	10,072,565

		115,490,345

Oil & Gas Exploration & Production–0.59%
Apache Corp.	183,417	18,664,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Constellation Fund

	Shares	Value

Other Diversified Financial Services–1.20%
JPMorgan Chase & Co.	894,198	$38,074,951

Pharmaceuticals–2.33%
Abbott Laboratories	595,537	30,467,673

Johnson & Johnson	386,574	24,856,708

Shire PLC (United Kingdom)	834,857	18,429,480

		73,753,861

Railroads–0.92%
Union Pacific Corp.	386,867	29,270,357

Regional Banks–0.55%
PNC Financial Services Group, Inc.	257,427	17,301,669

Restaurants–0.56%
Krispy Kreme Doughnuts Inc.–Wts., expiring 03/02/12(e)	19,296	1,544

McDonald’s Corp.	251,558	17,757,479

		17,759,023

Semiconductor Equipment–1.62%
Applied Materials, Inc.	1,140,732	15,719,287

ASML Holding N.V. (Netherlands)	722,846	23,563,484

KLA-Tencor Corp.	350,082	11,923,793

		51,206,564

Semiconductors–3.73%
Altera Corp.	723,775	18,354,934

Intel Corp.	1,501,612	34,281,802

NVIDIA Corp.(b)	809,645	12,727,619

PMC-Sierra, Inc.(b)	794,412	7,030,546

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Taiwan)	3,240,980	34,321,978

Xilinx, Inc.	443,561	11,435,003

		118,151,882

Soft Drinks–1.72%
PepsiCo, Inc.	835,622	54,499,267

Specialized Finance–1.69%
CME Group Inc.	100,594	33,036,076

IntercontinentalExchange Inc.(b)	174,007	20,294,436

		53,330,512

Specialty Stores–0.10%
Dick’s Sporting Goods, Inc.(b)	108,220	3,150,284

Systems Software–5.76%
Check Point Software Technologies Ltd. (Israel)(b)	2,272,648	80,951,722

McAfee Inc.(b)	1,239,934	43,087,706

Microsoft Corp.	1,903,480	58,132,279

		182,171,707

Trading Companies & Distributors–1.06%
W.W. Grainger, Inc.	304,567	33,666,836

Trucking–0.26%
Con-way Inc.	212,590	8,256,996

Total Common Stocks & Other Equity Interests (Cost $2,532,781,274)		3,080,749,856

Money Market Funds–2.95%
Liquid Assets Portfolio–Institutional Class(f)	46,757,115	46,757,115

Premier Portfolio–Institutional Class(f)	46,757,115	46,757,115

Total Money Market Funds (Cost $93,514,230)		93,514,230

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.30% (Cost $2,626,295,504)		3,174,264,086

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.23%
Liquid Assets Portfolio–Institutional Class (Cost $38,860,640)(f)(g)	38,860,640	38,860,640

TOTAL INVESTMENTS–101.53% (Cost $2,665,156,144)		3,213,124,726

OTHER ASSETS LESS LIABILITIES–(1.53)%		(48,571,747)

NET ASSETS–100.00%		$3,164,552,979

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2010.
(d)	Each unit represents one common share with paired trust share.
(e)	Non-income producing security acquired through a class action.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Constellation Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	32.8%

Consumer Discretionary	14.9

Health Care	14.4

Industrials	12.6

Financials	7.9

Energy	7.4

Consumer Staples	4.7

Materials	2.0

Utilities	0.6

Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Constellation Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $2,532,781,274)*	$3,080,749,856

Investments in affiliated money market funds, at value and cost	132,374,870

Total investments, at value (Cost $2,665,156,144)	3,213,124,726

Receivables for:
Investments sold	8,405,924

Fund shares sold	382,077

Dividends	1,046,068

Investment for trustee deferred compensation and retirement plans	515,492

Other assets	129,400

Total assets	3,223,603,687

Liabilities:
Payables for:
Investments purchased	8,456,423

Fund shares reacquired	6,760,056

Collateral upon return of securities loaned	38,860,640

Accrued fees to affiliates	2,757,184

Accrued other operating expenses	440,063

Trustee deferred compensation and retirement plans	1,776,342

Total liabilities	59,050,708

Net assets applicable to shares outstanding	$3,164,552,979

Net assets consist of:
Shares of beneficial interest	$4,051,969,567

Undistributed net investment income (loss)	(6,676,654)

Undistributed net realized gain (loss)	(1,428,704,751)

Unrealized appreciation	547,964,817

$3,164,552,979

Net Assets:
Class A	$2,829,258,448

Class B	$167,290,494

Class C	$106,868,740

Class R	$10,867,812

Class Y	$14,039,469

Institutional Class	$36,228,016

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	133,066,143

Class B	8,712,329

Class C	5,567,831

Class R	517,832

Class Y	659,168

Institutional Class	1,539,772

Class A:
Net asset value per share	$21.26

Maximum offering price per share
(Net asset value of $21.26 divided by 94.50%)	$22.50

Class B:
Net asset value and offering price per share	$19.20

Class C:
Net asset value and offering price per share	$19.19

Class R:
Net asset value and offering price per share	$20.99

Class Y:
Net asset value and offering price per share	$21.30

Institutional Class:
Net asset value and offering price per share	$23.53

*	At April 30, 2010, securities with an aggregate value of $38,731,374 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Constellation Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $47,168)	$15,667,145

Dividends from affiliated money market funds (includes securities lending income of $29,664)	76,259

Interest	1,198,030

Total investment income	16,941,434

Expenses:
Advisory fees	9,933,458

Administrative services fees	295,001

Custodian fees	67,169

Distribution fees:
Class A	3,489,373

Class B	895,323

Class C	528,615

Class R	25,107

Transfer agent fees — A, B, C, R and Y	6,307,677

Transfer agent fees — Institutional	18,615

Trustees’ and officers’ fees and benefits	58,716

Other	475,371

Total expenses	22,094,425

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(307,195)

Net expenses	21,787,230

Net investment income (loss)	(4,845,796)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $47,151)	134,124,934

Foreign currencies	(333,319)

133,791,615

Change in net unrealized appreciation of:
Investment securities	291,479,876

Foreign currencies	134,964

291,614,840

Net realized and unrealized gain	425,406,455

Net increase in net assets resulting from operations	$420,560,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Constellation Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(4,845,796)	$11,329,685

Net realized gain (loss)	133,791,615	(1,141,201,056)

Change in net unrealized appreciation	291,614,840	1,240,356,806

Net increase in net assets resulting from operations	420,560,659	110,485,435

Distributions to shareholders from net investment income:
Class A	(9,467,671)	—

Class R	(11,753)	—

Class Y	(78,583)	—

Institutional Class	(348,963)	—

Total distributions from net investment income	(9,906,970)	—

Share transactions–net:
Class A	(220,162,770)	(366,003,872)

Class B	(36,003,970)	(101,396,228)

Class C	(8,601,072)	(16,333,710)

Class R	584,853	(408,646)

Class Y	(665,003)	6,095,856

Institutional Class	(14,109,746)	(8,704,465)

Net increase (decrease) in net assets resulting from share transactions	(278,957,708)	(486,751,065)

Net increase (decrease) in net assets	131,695,981	(376,265,630)

Net assets:
Beginning of period	3,032,856,998	3,409,122,628

End of period (includes undistributed net investment income (loss) of $(6,676,654) and $8,076,112, respectively)	$3,164,552,979	$3,032,856,998

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Constellation Fund, formerly AIM Constellation Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

11        Invesco Constellation Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

12        Invesco Constellation Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13        Invesco Constellation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.80%

Over $150 million	0.625%

  Through December 31, 2012, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate

First $250 million	0.695%

Next $4 billion	0.615%

Next $750 million	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $259,878.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $6,411.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

14        Invesco Constellation Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $118,131 in front-end sales commissions from the sale of Class A shares and $9, $132,795 and $2,571 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,126,672,063	$86,452,663	$—	$3,213,124,726

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $45,026 and securities sales of $6,138,077, which resulted in net realized gains of $47,151.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $40,906.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $3,477 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

15        Invesco Constellation Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $1,562,159,091 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2010	$196,611,268

October 31, 2011	222,860,251

October 31, 2017	1,142,687,572

Total capital loss carryforward	$1,562,159,091

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $866,712,383 and $1,179,493,430, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$594,198,237

Aggregate unrealized (depreciation) of investment securities	(46,566,930)

Net unrealized appreciation of investment securities	$547,631,307

Cost of investments for tax purposes is $2,665,493,419.

16        Invesco Constellation Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,472,293	$30,025,339	5,007,366	$84,243,733

Class B	402,684	7,406,573	1,125,333	17,140,171

Class C	172,290	3,169,599	481,497	7,288,076

Class R	95,788	1,929,472	139,678	2,306,317

Class Y	269,506	5,664,119	567,176	9,361,384

Institutional Class	146,609	3,310,743	486,976	9,131,705

Issued as reinvestment of dividends:
Class A	452,979	8,987,063	—	—

Class R	599	11,741	—	—

Class Y	3,760	74,634	—	—

Institutional Class	15,921	348,843	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	1,294,536	26,452,525	4,544,000	75,391,717

Class B	(1,431,995)	(26,452,525)	(5,004,535)	(75,391,717)

Reacquired:
Class A	(14,032,623)	(285,627,697)	(31,210,781)	(525,639,322)

Class B	(922,620)	(16,958,018)	(2,843,381)	(43,144,682)

Class C	(639,337)	(11,770,671)	(1,550,177)	(23,621,786)

Class R	(67,040)	(1,356,360)	(161,419)	(2,714,963)

Class Y	(309,033)	(6,403,756)	(199,592)	(3,265,528)

Institutional Class	(807,318)	(17,769,332)	(963,246)	(17,836,170)

Net increase (decrease) in share activity	(13,883,001)	$(278,957,708)	(29,581,105)	$(486,751,065)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17        Invesco Constellation Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends				net assets		assets without		investment
	value,	investment		securities		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		(both realized		investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		and unrealized)		operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/10	$18.66	$(0.02	)(c)	$2.69		$2.67	$(0.07)	$21.26	14.32%	2,829,258	1.32	%(d)	1.34	%(d)	(0.24	)%(d)	29%
Year ended 10/31/09	17.79	0.08	(c)	0.79	(e)	0.87	—	18.66	4.89 (e)	2,684,240	1.42		1.44		0.44		90
Year ended 10/31/08	31.12	(0.04	)(c)	(13.29)		(13.33)	—	17.79	(42.83)	2,945,536	1.25		1.27		(0.16)		96
Year ended 10/31/07	25.56	(0.07	)(c)	5.63		5.56	—	31.12	21.75	6,145,755	1.17		1.20		(0.25)		68
Year ended 10/31/06	23.63	(0.06	)(c)	1.99		1.93	—	25.56	8.17	6,374,641	1.21		1.24		(0.24)		123
Year ended 10/31/05	21.27	(0.02	)(f)	2.38		2.36	—	23.63	11.10	4,461,224	1.29		1.31		(0.06	)(f)	59

Class B
Six months ended 04/30/10	16.85	(0.09	)(c)	2.44		2.35	—	19.20	13.95	167,290	2.07	(d)	2.09	(d)	(0.99	)(d)	29
Year ended 10/31/09	16.20	(0.05	)(c)	0.70	(e)	0.65	—	16.85	4.01 (e)	179,737	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.54	(0.21	)(c)	(12.13)		(12.34)	—	16.20	(43.24)	281,592	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.62	(0.25	)(c)	5.17		4.92	—	28.54	20.83	844,018	1.92		1.95		(1.00)		68
Year ended 10/31/06	22.00	(0.23	)(c)	1.85		1.62	—	23.62	7.36	1,008,799	1.96		1.99		(0.99)		123
Year ended 10/31/05	19.95	(0.19	)(f)	2.24		2.05	—	22.00	10.28	531,341	2.01		2.03		(0.78	)(f)	59

Class C
Six months ended 04/30/10	16.85	(0.09	)(c)	2.43		2.34	—	19.19	13.89	106,869	2.07	(d)	2.09	(d)	(0.99	)(d)	29
Year ended 10/31/09	16.19	(0.05	)(c)	0.71	(e)	0.66	—	16.85	4.08 (e)	101,671	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.52	(0.21	)(c)	(12.12)		(12.33)	—	16.19	(43.23)	115,004	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.61	(0.25	)(c)	5.16		4.91	—	28.52	20.80	256,377	1.92		1.95		(1.00)		68
Year ended 10/31/06	21.99	(0.23	)(c)	1.85		1.62	—	23.61	7.37	274,187	1.96		1.99		(0.99)		123
Year ended 10/31/05	19.94	(0.19	)(f)	2.24		2.05	—	21.99	10.28	132,056	2.01		2.03		(0.78	)(f)	59

Class R
Six months ended 04/30/10	18.40	(0.05	)(c)	2.66		2.61	(0.02)	20.99	14.22	10,868	1.57	(d)	1.59	(d)	(0.49	)(d)	29
Year ended 10/31/09	17.59	0.03	(c)	0.78	(e)	0.81	—	18.40	4.60 (e)	8,987	1.67		1.69		0.19		90
Year ended 10/31/08	30.84	(0.10	)(c)	(13.15)		(13.25)	—	17.59	(42.96)	8,976	1.50		1.52		(0.41)		96
Year ended 10/31/07	25.41	(0.14	)(c)	5.57		5.43	—	30.84	21.37	14,580	1.42		1.45		(0.50)		68
Year ended 10/31/06	23.54	(0.12	)(c)	1.99		1.87	—	25.41	7.94	12,982	1.46		1.49		(0.49)		123
Year ended 10/31/05	21.24	(0.06	)(f)	2.36		2.30	—	23.54	10.83	7,467	1.51		1.53		(0.28	)(f)	59

Class Y
Six months ended 04/30/10	18.71	0.00	(c)	2.70		2.70	(0.11)	21.30	14.49	14,039	1.07	(d)	1.09	(d)	0.01	(d)	29
Year ended 10/31/09	17.80	0.12	(c)	0.79	(e)	0.91	—	18.71	5.11 (e)	13,003	1.17		1.19		0.69		90
Year ended 10/31/08(g)	19.99	0.00	(c)	(2.19)		(2.19)	—	17.80	(10.96)	5,827	1.05	(h)	1.07	(h)	0.04	(h)	96

Institutional Class
Six months ended 04/30/10	20.70	0.03	(c)	2.99		3.02	(0.19)	23.53	14.66	36,228	0.77	(d)	0.79	(d)	0.31	(d)	29
Year ended 10/31/09	19.61	0.21	(c)	0.88	(e)	1.09	—	20.70	5.56 (e)	45,219	0.75		0.77		1.11		90
Year ended 10/31/08	34.14	0.09	(c)	(14.62)		(14.53)	—	19.61	(42.56)	52,187	0.78		0.80		0.31		96
Year ended 10/31/07	27.92	0.06	(c)	6.16		6.22	—	34.14	22.28	115,443	0.71		0.74		0.21		68
Year ended 10/31/06	25.69	0.06	(c)	2.17		2.23	—	27.92	8.68	104,416	0.75		0.78		0.22		123
Year ended 10/31/05	23.01	0.10	(f)	2.58		2.68	—	25.69	11.65	192,498	0.76		0.78		0.47	(f)	59

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,814,632, $180,549, $106,599, $10,126, $13,507 and $37,636 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share would have been $0.61, $0.52, $0.53, $0.60, $0.61 and $0.70 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively and total returns would have been lower.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.36)%; $(0.26) and (1.08)%; $(0.26) and (1.08)%; $(0.13) and (0.58)% and $0.03 and 0.17% for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.
(g)	Commencement date of October 3, 2008.
(h)	Annualized.

18        Invesco Constellation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,143.80	$7.02	$1,018.25	$6.61	1.32%

B	1,000.00	1,139.50	10.98	1,014.53	10.34	2.07

C	1,000.00	1,138.90	10.98	1,014.53	10.34	2.07

R	1,000.00	1,142.20	8.34	1,017.01	7.85	1.57

Y	1,000.00	1,144.90	5.69	1,019.49	5.36	1.07

Institutional	1,000.00	1,146.60	4.10	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Constellation Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
CST-SAR-1           Invesco Distributors, Inc.

Invesco Disciplined Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Disciplined Equity Fund was renamed Invesco Disciplined Equity Fund.

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class Y Shares	15.70%

S&P 500 Index▼ (Broad Market Index)	15.66

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class Y Shares

Inception (12/1/05)	2.57%

1 Year	36.49
Effective Sept. 21, 2009, the Institutional Class shares of the Atlantic Whitehall Equity Income Fund (the predecessor fund) were reorganized into Class Y shares of Invesco Disciplined Equity Fund. Returns prior to that date are blended returns for the predecessor fund and Class Y shares of Invesco Disciplined Equity Fund. Returns since that date are those of Class Y shares of Invesco Disciplined Equity Fund. Class Y share returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class Y Shares

Inception (12/1/05)	2.30%

1 Year	49.21
value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class Y shares was 1.11%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

2 Invesco Disciplined Equity Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

3 Invesco Disciplined Equity Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.35%
Aerospace & Defense–3.57%
General Dynamics Corp.	36,615	$2,795,921

United Technologies Corp.	54,005	4,047,675

		6,843,596

Apparel, Accessories & Luxury Goods–1.52%
VF Corp.	33,680	2,910,626

Asset Management & Custody Banks–2.48%
Bank of New York Mellon Corp.	152,655	4,752,150

Automotive Retail–1.74%
Advance Auto Parts, Inc.	73,765	3,326,801

Cable & Satellite–4.05%
Comcast Corp.–Class A	153,895	3,037,887

Liberty Global, Inc.–Class A(b)	93,155	2,553,379

Time Warner Cable, Inc.	38,470	2,163,937

		7,755,203

Coal & Consumable Fuels–0.63%
Peabody Energy Corp.	25,885	1,209,347

Communications Equipment–2.25%
Cisco Systems, Inc.(b)	159,955	4,305,989

Computer & Electronics Retail–1.16%
Best Buy Co., Inc.	48,800	2,225,280

Computer Hardware–4.49%
Hewlett-Packard Co.	78,865	4,098,614

International Business Machines Corp.	34,945	4,507,905

		8,606,519

Consumer Finance–0.47%
Capital One Financial Corp.	20,955	909,657

Data Processing & Outsourced Services–9.27%
Alliance Data Systems Corp.(b)	32,300	2,424,438

Automatic Data Processing, Inc.	104,550	4,533,288

Fidelity National Information Services, Inc.	117,310	3,084,080

Fiserv, Inc.(b)	57,545	2,939,974

Western Union Co. (The)	261,265	4,768,086

		17,749,866

Diversified Banks–2.47%
Wells Fargo & Co.	142,705	4,724,963

Drug Retail–4.03%
CVS Caremark Corp.	109,110	4,029,432

Walgreen Co.	105,140	3,695,671

		7,725,103

Electric Utilities–3.06%
FPL Group, Inc.	73,220	3,811,101

Northeast Utilities	73,825	2,051,597

		5,862,698

Footwear–1.34%
NIKE, Inc.–Class B	33,730	2,560,444

Gas Utilities–3.16%
EQT Corp.	71,070	3,090,834

Questar Corp.	61,730	2,959,954

		6,050,788

General Merchandise Stores–1.95%
Target Corp.	65,775	3,740,624

Health Care Equipment–2.76%
Medtronic, Inc.	54,175	2,366,906

Stryker Corp.	50,660	2,909,910

		5,276,816

Health Care Services–2.34%
Express Scripts, Inc.(b)	23,785	2,381,592

Laboratory Corp. of America Holdings(b)	26,620	2,091,533

		4,473,125

Home Improvement Retail–1.04%
Lowe’s Cos., Inc.	73,145	1,983,692

Household Products–2.30%
Procter & Gamble Co. (The)	70,925	4,408,698

Industrial Conglomerates–3.14%
General Electric Co.	318,410	6,005,213

Industrial Gases–2.67%
Praxair, Inc.	61,110	5,119,185

Industrial Machinery–1.02%
Danaher Corp.	23,160	1,951,925

Investment Banking & Brokerage–1.54%
TD Ameritrade Holding Corp.(b)	147,100	2,944,942

IT Consulting & Other Services–1.29%
Accenture PLC–Class A (Ireland)	56,750	2,476,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Disciplined Equity Fund

	Shares	Value

Managed Health Care–3.11%
Aetna Inc.	73,700	$2,177,835

UnitedHealth Group Inc.	124,325	3,768,291

		5,946,126

Multi-Utilities–2.21%
PG&E Corp.	96,625	4,232,175

Oil & Gas Exploration & Production–3.45%
Anadarko Petroleum Corp.	61,783	3,840,431

XTO Energy, Inc.	58,145	2,763,051

		6,603,482

Oil & Gas Storage & Transportation–1.40%
Williams Cos., Inc. (The)	113,480	2,679,263

Other Diversified Financial Services–4.94%
Bank of America Corp.	279,495	4,983,396

JPMorgan Chase & Co.	104,955	4,468,984

		9,452,380

Packaged Foods & Meats–2.52%
Heinz (H.J.) Co.	103,055	4,830,188

Pharmaceuticals–3.44%
Abbott Laboratories	59,070	3,022,021

Merck & Co., Inc.	57,190	2,003,937

Pfizer Inc.	93,255	1,559,224

		6,585,182

Railroads–1.11%
Norfolk Southern Corp.	35,950	2,132,913

Soft Drinks–2.78%
PepsiCo, Inc.	81,735	5,330,757

Specialized REIT’s–1.04%
Ventas, Inc.	42,198	1,993,011

Specialty Chemicals–2.11%
Nalco Holding Co.	163,405	4,041,006

Systems Software–3.50%
Check Point Software Technologies Ltd. (Israel)(b)	57,860	2,060,973

Oracle Corp.	179,395	4,635,567

		6,696,540

Total Common Stocks & Other Equity Interests (Cost $155,648,659)		186,422,843

Money Market Funds–3.41%
Liquid Assets Portfolio–Institutional Class(c)	3,264,406	3,264,406

Premier Portfolio–Institutional Class(c)	3,264,406	3,264,406

Total Money Market Funds (Cost $6,528,812)		6,528,812

TOTAL INVESTMENTS–100.76% (Cost $162,177,471)		192,951,655

OTHER ASSETS LESS LIABILITIES–(0.76)%		(1,458,545)

NET ASSETS–100.00%		$191,493,110

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	20.8%

Financials	12.9

Consumer Discretionary	12.8

Consumer Staples	11.6

Health Care	11.6

Industrials	8.9

Utilities	8.4

Energy	5.5

Materials	4.8

Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Disciplined Equity Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $155,648,659)	$186,422,843

Investments in affiliated money market funds, at value and cost	6,528,812

Total investments, at value (Cost $162,177,471)	192,951,655

Receivables for:
Fund shares sold	9,477

Dividends	145,337

Investment for trustee deferred compensation and retirement plans	647

Other assets	3,091

Total assets	193,110,207

Liabilities:
Payables for:
Investments purchased	1,139,487

Fund shares reacquired	333,868

Accrued fees to affiliates	48,479

Accrued other operating expenses	93,164

Trustee deferred compensation and retirement plans	2,099

Total liabilities	1,617,097

Net assets applicable to shares outstanding	$191,493,110

Net assets consist of:
Shares of beneficial interest	$174,289,806

Undistributed net investment income	530,900

Undistributed net realized gain (loss)	(14,101,780)

Unrealized appreciation	30,774,184

$191,493,110

Net Assets:
Class Y	$191,493,110

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class Y	19,723,810

Class Y:
Net asset value and offering price per share	$9.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Disciplined Equity Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends	$1,513,918

Dividends from affiliated money market funds	3,459

Total investment income	1,517,377

Expenses:
Advisory fees	632,756

Administrative services fees	24,794

Custodian fees	3,213

Transfer agent fees	27,087

Trustees’ and officers’ fees and benefits	7,212

Other	21,895

Total expenses	716,957

Less: Fees waived and expense offset arrangement(s)	(5,203)

Net expenses	711,754

Net investment income	805,623

Net realized gain from investment securities	5,111,938

Change in net unrealized appreciation of investment securities	20,489,825

Net realized and unrealized gain	25,601,763

Net increase in net assets resulting from operations	$26,407,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Disciplined Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010, the period December 1, 2008 to October 31, 2009 and the year ended November 30, 2008
(Unaudited)

		Eleven
	Six months ended	months ended	Year ended
	April 30,	October 31,	November 30,
	2010	2009	2008

Operations:
Net investment income	$805,623	$1,550,319	$2,345,254

Net realized gain (loss)	5,111,938	(12,619,705)	(4,622,876)

Change in net unrealized appreciation (depreciation)	20,489,825	41,687,349	(89,608,123)

Net increase (decrease) in net assets resulting from operations	26,407,386	30,617,963	(91,885,745)

Distributions to shareholders from net investment income — Class Y	(1,637,777)	(2,129,446)	(3,214,010)*

Distributions to shareholders from net realized gains — Class Y	—	—	(25,450,721)*

Share transactions-net:
Class Y	(174,757)	(32,789,965)	6,904,350 *

Net increase (decrease) in net assets resulting from share transactions	(174,757)	(32,789,965)	6,904,350

Net increase (decrease) in net assets	24,594,852	(4,301,448)	(113,646,126)

Net assets:
Beginning of period	166,898,258	171,199,706	284,845,832

End of period (includes undistributed net investment income of $530,900, $1,363,054 and $1,865,752, respectively)	$191,493,110	$166,898,258	$171,199,706

*	Formerly known as Atlantic Whitehall Equity Income Fund — Institutional Class.

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Disciplined Equity Fund, formerly AIM Disciplined Equity Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
  Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund (the “Acquired Fund”), an investment portfolio of Atlantic Whitehall Funds Trust. The Acquired Fund was reorganized on September 21, 2009 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”). Upon closing of the Reorganization, holders of the Acquired Fund Institutional Class received Class Y shares of the Fund. Information for the Acquired Fund-Institutional Class prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund currently consists of one class of shares, Class Y. Class Y shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

8        Invesco Disciplined Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

9        Invesco Disciplined Equity Fund

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class Y shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $5,015.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class Y shares of the Fund. The Fund is not charged any fees pursuant with the distribution agreement with IADI. Prior to the Reorganization, PFPC Distributors, Inc. served as the Distributor for the Acquired Fund.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

10        Invesco Disciplined Equity Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$192,951,655	$—	$—	$192,951,655

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $188.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $290 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

11        Invesco Disciplined Equity Fund

  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$4,373,461

October 31, 2017	11,247,700

Total capital loss carryforward	$15,621,161

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $32,954,026 and $34,062,773, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,577,358

Aggregate unrealized (depreciation) of investment securities	(3,395,731)

Net unrealized appreciation of investment securities	$27,181,627

Cost of investments for tax purposes is $165,770,028.

NOTE 9—Share Information

	Summary of Share Activity

			For the period
	Six months ended		December 1, 2008 to		Year ended
	April 30, 2010(a)		October 31, 2009(b)		November 30, 2008(c)
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class Y	1,926,384	$17,658,083	8,584,303	$60,620,456	3,519,049	$34,201,293

Issued as reinvestment of dividends:
Class Y	85,251	761,292	108,545	744,616	2,412,329	25,980,788

Reacquired:
Class Y	(1,984,747)	(18,594,132)	(13,170,384)	(94,155,037)	(5,707,107)	(53,277,731)

Net increase (decrease) in share activity	26,888	$(174,757)	(4,477,536)	$(32,789,965)	224,271	$6,904,350

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned by these entities are also owned beneficially.
(b)	Upon Reorganization, holders of the Acquired Fund—Institutional Class received Class Y shares of the Fund.
(c)	Formerly known as Atlantic Whitehall Equity Income Fund—Institutional Class.

12        Invesco Disciplined Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income	unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class Y*
Six months ended 04/30/10	$8.47	$0.04 (c)	$1.28	$1.32	$(0.08)	$—	$(0.08)	$9.71	15.70%	$191,493	0.78	%(d)	0.79	%(d)	0.89	%(d)	19%
Eleven months ended 10/31/09	7.08	0.08 (c)	1.43	1.51	(0.12)	—	(0.12)	8.47	21.80	166,898	1.12		1.33		1.16		48
Year ended 11/30/08	11.89	0.10	(3.71)	(3.61)	(0.13)	(1.07)	(1.20)	7.08	(33.81)	171,200	1.04		1.04		0.95		45
Year ended 11/30/07	11.00	0.11	0.80	0.91	(0.02)	—	(0.02)	11.89	8.14	284,846	1.01		1.05		1.08		95
Year ended 11/30/06(e)	10.00	0.08	0.99	1.07	(0.07)	—	(0.07)	11.00	10.87	49,201	1.10	(f)	1.64	(f)	1.32	(f)	43

*	Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund. On such date, holders of Institutional Class received Class Y shares of the Fund.

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $183,597.
(e)	Commencement date of December 1, 2005.
(f)	Annualized.

13        Invesco Disciplined Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
Y	$1,000.00	$1,157.00	$4.17	$1,020.93	$3.91	0.78%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14        Invesco Disciplined Equity Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

DEQ-SAR-1	Invesco Distributors, Inc.

Invesco Diversified Dividend Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Diversified Dividend Fund was renamed Invesco Diversified Dividend Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.33%

Class B Shares	16.87

Class C Shares	16.78

Class R Shares	17.17

Class Y Shares	17.46

Investor Class Shares	17.27

Institutional Class Shares	17.43

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Index▼ (Style-Specific Index)	16.77

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	14.47

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco Diversified Dividend Fund

Average Annual Total Returns

As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (12/31/01)	4.52%

5 Years	3.15

1 Year	35.08

Class B Shares

Inception (12/31/01)	4.56%

5 Years	3.25

1 Year	36.96

Class C Shares

Inception (12/31/01)	4.50%

5 Years	3.60

1 Year	40.89

Class R Shares

Inception	5.03%

5 Years	4.09

1 Year	42.70

Class Y Shares

Inception	5.28%

5 Years	4.41

1 Year	43.40

Investor Class Shares

Inception	5.28%

5 Years	4.40

1 Year	43.08

Institutional Class Shares

Inception	5.42%

5 Years	4.64

1 Year	43.53

Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class

Average Annual Total Returns

As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (12/31/01)	4.30%

5 Years	2.48

1 Year	45.74

Class B Shares

Inception (12/31/01)	4.34%

5 Years	2.60

1 Year	48.33

Class C Shares

Inception (12/31/01)	4.31%

5 Years	2.94

1 Year	52.20

Class R Shares

Inception	4.83%

5 Years	3.44

1 Year	54.20

Class Y Shares

Inception	5.08%

5 Years	3.74

1 Year	55.02

Investor Class Shares

Inception	5.07%

5 Years	3.73

1 Year	54.49

Institutional Class Shares

Inception	5.22%

5 Years	3.97

1 Year	54.97

A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.13, 1.88%, 1.88%, 1.38%, 0.88%, 1.03% and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                    Invesco Diversified Dividend Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

      Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–92.87%
Aerospace & Defense–2.34%
General Dynamics Corp.	268,900	$20,533,204

Raytheon Co.	273,577	15,949,539

		36,482,743

Apparel Retail–0.52%
TJX Cos., Inc.	174,027	8,064,411

Apparel, Accessories & Luxury Goods–0.51%
VF Corp.	92,534	7,996,788

Asset Management & Custody Banks–2.44%
Bank of New York Mellon Corp.	20,635	642,368

Federated Investors, Inc.–Class B	975,077	23,518,857

State Street Corp.	320,769	13,953,451

		38,114,676

Auto Parts & Equipment–3.12%
Johnson Controls, Inc.	1,447,941	48,636,338

Brewers–1.33%
Heineken N.V. (Netherlands)	445,773	20,692,795

Building Products–1.50%
Masco Corp.	1,441,132	23,389,572

Casinos & Gaming–2.09%
International Game Technology	1,547,309	32,617,274

Computer Hardware–0.41%
Hewlett-Packard Co.	123,944	6,441,370

Construction, Farm Machinery & Heavy Trucks–0.99%
Caterpillar Inc.	225,672	15,366,007

Consumer Finance–3.01%
Capital One Financial Corp.	1,080,746	46,915,184

Data Processing & Outsourced Services–3.36%
Automatic Data Processing, Inc.	834,727	36,193,763

Western Union Co.	892,223	16,283,070

		52,476,833

Department Stores–0.58%
Nordstrom, Inc.	219,725	9,081,234

Distributors–0.58%
Genuine Parts Co.	212,543	9,096,840

Diversified Banks–1.12%
U.S. Bancorp	650,124	17,403,820

Diversified Chemicals–3.56%
E. I. du Pont de Nemours and Co.	728,480	29,022,643

PPG Industries, Inc.	376,639	26,504,087

		55,526,730

Drug Retail–1.67%
Walgreen Co.	741,328	26,057,679

Electric Utilities–4.10%
American Electric Power Co., Inc.	838,658	28,765,969

Entergy Corp.	179,800	14,615,942

Exelon Corp.	104,412	4,551,319

PPL Corp.	648,693	16,061,639

		63,994,869

Electrical Components & Equipment–2.10%
Emerson Electric Co.	627,045	32,750,560

Food Distributors–1.61%
Sysco Corp.	797,502	25,153,213

Forest Products–0.88%
Weyerhaeuser Co.	278,095	13,771,264

General Merchandise Stores–0.75%
Target Corp.	206,243	11,729,040

Health Care Equipment–2.42%
Medtronic, Inc.	263,796	11,525,247

Stryker Corp.	455,881	26,185,805

		37,711,052

Home Improvement Retail–0.12%
Home Depot, Inc. (The)	52,416	1,847,664

Hotels, Resorts & Cruise Lines–2.39%
Marriott International, Inc.–Class A	1,014,569	37,295,557

Household Products–2.71%
Kimberly-Clark Corp.	690,466	42,297,947

Hypermarkets & Super Centers–0.37%
Wal-Mart Stores, Inc.	107,542	5,769,628

Industrial Machinery–7.85%
Eaton Corp.	328,207	25,324,452

Illinois Tool Works Inc.	469,111	23,971,572

Pentair, Inc.	1,175,122	42,492,412

Snap-on Inc.	634,965	30,592,614

		122,381,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Diversified Dividend Fund

	Shares	Value

Insurance Brokers–2.26%
Marsh & McLennan Cos., Inc.	1,454,164	$35,219,852

Integrated Oil & Gas–2.26%
Eni S.p.A. (Italy)	333,901	7,485,482

Exxon Mobil Corp.	61,012	4,139,664

Occidental Petroleum Corp.	81,739	7,246,980

Total S.A. (France)	303,429	16,442,516

		35,314,642

Integrated Telecommunication Services–0.38%
AT&T Inc.	224,288	5,844,945

IT Consulting & Other Services–0.18%
International Business Machines Corp.	21,584	2,784,336

Life & Health Insurance–1.92%
Lincoln National Corp.	463,921	14,191,343

StanCorp Financial Group, Inc.	350,127	15,741,710

		29,933,053

Movies & Entertainment–1.30%
Time Warner Inc.	614,427	20,325,245

Multi-Utilities–2.53%
Dominion Resources, Inc.	791,680	33,092,224

Wisconsin Energy Corp.	122,708	6,443,397

		39,535,621

Oil & Gas Equipment & Services–1.36%
Baker Hughes Inc.	426,494	21,222,342

Packaged Foods & Meats–5.08%
Campbell Soup Co.	439,693	15,767,391

General Mills, Inc.	363,518	25,875,211

Kraft Foods Inc.–Class A	1,054,222	31,204,971

Mead Johnson Nutrition Co.	109,679	5,660,533

Sara Lee Corp.	55,398	787,760

		79,295,866

Pharmaceuticals–5.30%
Bristol-Myers Squibb Co.	630,572	15,947,166

Eli Lilly and Co.	491,872	17,200,764

Johnson & Johnson	447,401	28,767,884

Novartis AG (Switzerland)	277,059	14,135,231

Pfizer Inc.	396,083	6,622,508

		82,673,553

Regional Banks–5.96%
Fifth Third Bancorp	3,202,020	47,742,118

SunTrust Banks, Inc.	1,526,400	45,181,440

		92,923,558

Restaurants–1.30%
Brinker International, Inc.	1,098,520	20,344,590

Semiconductors–1.62%
Linear Technology Corp.	326,821	9,824,239

Texas Instruments Inc.	594,611	15,465,832

		25,290,071

Soft Drinks–0.76%
Coca-Cola Co. (The)	220,607	11,791,444

Specialized Consumer Services–0.58%
H&R Block, Inc.	495,111	9,065,483

Specialty Chemicals–1.10%
Ecolab Inc.	352,377	17,210,093

Systems Software–1.11%
Microsoft Corp.	565,495	17,270,217

Thrifts & Mortgage Finance–0.85%
Hudson City Bancorp, Inc.	992,791	13,204,120

Tobacco–2.59%
Altria Group, Inc.	809,899	17,161,760

Philip Morris International Inc.	473,129	23,221,171

		40,382,931

Total Common Stocks (Cost $1,276,825,684)		1,448,694,100

Money Market Funds–7.32%
Liquid Assets Portfolio–Institutional Class(b)	57,083,055	57,083,055

Premier Portfolio–Institutional Class(b)	57,083,055	57,083,055

Total Money Market Funds (Cost $114,166,110)		114,166,110

TOTAL INVESTMENTS–100.19% (Cost $1,390,991,794)		1,562,860,210

OTHER ASSETS LESS LIABILITIES–(0.19)%		(2,957,938)

NET ASSETS–100.00%		$1,559,902,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Financials	17.6%

Consumer Staples	16.1

Industrials	14.8

Consumer Discretionary	13.9

Health Care	7.7

Information Technology	6.7

Utilities	6.6

Materials	5.5

Energy	3.6

Telecommunication Services	0.4

Money Market Funds Plus Other Assets Less Liabilities	7.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,276,825,684)	$1,448,694,100

Investments in affiliated money market funds, at value and cost	114,166,110

Total investments, at value (Cost $1,390,991,794)	1,562,860,210

Foreign currencies, at value (Cost $200,108)	201,806

Receivables for:
Investments sold	920,564

Fund shares sold	3,041,656

Dividends	1,896,563

Investment for trustee deferred compensation and retirement plans	236,003

Other assets	47,020

Total assets	1,569,203,822

Liabilities:
Payables for:
Investments purchased	7,195,400

Fund shares reacquired	957,173

Accrued fees to affiliates	669,379

Accrued other operating expenses	86,139

Trustee deferred compensation and retirement plans	393,459

Total liabilities	9,301,550

Net assets applicable to shares outstanding	$1,559,902,272

Net assets consist of:
Shares of beneficial interest	$1,467,553,620

Undistributed net investment income	1,607,652

Undistributed net realized gain (loss)	(81,144,140)

Unrealized appreciation	171,885,140

$1,559,902,272

Net Assets:
Class A	$255,977,357

Class B	$32,331,430

Class C	$45,901,716

Class R	$4,513,052

Class Y	$14,266,835

Investor Class	$1,127,653,666

Institutional Class	$79,258,216

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	21,626,417

Class B	2,759,228

Class C	3,921,577

Class R	380,854

Class Y	1,204,023

Investor Class	95,320,522

Institutional Class	6,698,246

Class A:
Net asset value per share	$11.84

Maximum offering price per share
(Net asset value of $11.84 divided by 94.50%)	$12.53

Class B:
Net asset value and offering price per share	$11.72

Class C:
Net asset value and offering price per share	$11.70

Class R:
Net asset value and offering price per share	$11.85

Class Y:
Net asset value and offering price per share	$11.85

Investor Class:
Net asset value and offering price per share	$11.83

Institutional Class:
Net asset value and offering price per share	$11.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $181,659)	$19,339,469

Dividends from affiliated money market funds	38,588

Total investment income	19,378,057

Expenses:
Advisory fees	3,810,722

Administrative services fees	193,071

Custodian fees	13,318

Distribution fees:
Class A	264,721

Class B	158,060

Class C	202,153

Class R	9,981

Investor Class	954,864

Transfer agent fees — A, B, C, R, Y and Investor	1,151,927

Transfer agent fees — Institutional	21,531

Trustees’ and officers’ fees and benefits	33,924

Other	95,798

Total expenses	6,910,070

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(67,967)

Net expenses	6,842,103

Net investment income	12,535,954

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	8,850,419

Foreign currencies	(89,947)

8,760,472

Change in net unrealized appreciation of:
Investment securities	204,350,107

Foreign currencies	3,601

204,353,708

Net realized and unrealized gain	213,114,180

Net increase in net assets resulting from operations	$225,650,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$12,535,954	$25,940,427

Net realized gain (loss)	8,760,472	(57,511,767)

Change in net unrealized appreciation	204,353,708	149,117,892

Net increase in net assets resulting from operations	225,650,134	117,546,552

Distributions to shareholders from net investment income:
Class A	(1,903,479)	(3,534,789)

Class B	(164,517)	(467,713)

Class C	(210,256)	(459,804)

Class R	(29,962)	(26,063)

Class Y	(81,468)	(99,257)

Investor Class	(9,787,773)	(19,950,751)

Institutional Class	(701,170)	(1,275,974)

Total distributions from net investment income	(12,878,625)	(25,814,351)

Share transactions-net:
Class A	39,247,403	13,257,360

Class B	(2,901,676)	(8,053,148)

Class C	3,275,176	2,974,296

Class R	585,743	2,215,388

Class Y	7,172,946	3,031,915

Investor Class	(17,369,487)	(43,857,475)

Institutional Class	10,612,034	13,493,072

Net increase (decrease) in net assets resulting from share transactions	40,622,139	(16,938,592)

Net increase in net assets	253,393,648	74,793,609

Net assets:
Beginning of period	1,306,508,624	1,231,715,015

End of period (includes undistributed net investment income of $1,607,652 and $1,950,323, respectively)	$1,559,902,272	$1,306,508,624

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund, formerly AIM Diversified Dividend Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are

10        Invesco Diversified Dividend Fund

subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

11        Invesco Diversified Dividend Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Diversified Dividend Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.60%

Next $350 million	0.55%

Next $1.3 billion	0.50%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $58,798 and reimbursed class level expenses of $0 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares in proportion to the relative net assets of such classes.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,261.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

13        Invesco Diversified Dividend Fund

to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $46,653 in front-end sales commissions from the sale of Class A shares and $276, $18,682 and $1,612 from Class A, Class B and Class C, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

France	$—	$16,442,516	$—	$16,442,516

Italy	—	7,485,482	—	7,485,482

Netherlands	—	20,692,795	—	20,692,795

Switzerland	—	14,135,231	—	14,135,231

United States	1,504,104,186	—	—	1,504,104,186

Total Investments	$1,504,104,186	$58,756,024	$—	$1,562,860,210

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,908.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $2,038 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Diversified Dividend Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$30,854,048

October 31, 2017	58,898,553

Total capital loss carryforward	$89,752,601

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $77,446,978 and $83,109,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$245,583,528

Aggregate unrealized (depreciation) of investment securities	(73,754,014)

Net unrealized appreciation of investment securities	$171,829,514

Cost of investments for tax purposes is $1,391,030,696.

15        Invesco Diversified Dividend Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	4,803,321	$54,539,732	7,271,476	$64,044,427

Class B	309,580	3,437,472	965,019	8,479,587

Class C	637,490	7,109,716	1,386,221	12,031,154

Class R	101,096	1,130,787	273,617	2,603,637

Class Y	705,873	8,074,932	473,914	4,206,190

Investor Class	2,617,752	29,305,198	4,750,539	42,992,447

Institutional Class	1,608,484	18,042,884	2,486,597	21,367,311

Issued as reinvestment of dividends:
Class A	155,448	1,739,064	378,006	3,268,569

Class B	14,001	154,887	52,590	440,578

Class C	17,055	188,741	48,964	412,405

Class R	2,672	29,962	2,906	26,063

Class Y	7,030	78,886	10,887	95,288

Investor Class	808,544	9,027,492	2,139,810	18,396,760

Institutional Class	51,556	577,449	120,680	1,044,369

Automatic conversion of Class B shares to Class A shares:
Class A	310,746	3,477,563	753,244	6,562,187

Class B	(313,834)	(3,477,563)	(757,381)	(6,562,187)

Reacquired:
Class A	(1,838,092)	(20,508,955)	(6,900,178)	(60,617,823)

Class B	(275,099)	(3,016,472)	(1,191,190)	(10,411,126)

Class C	(364,878)	(4,023,282)	(1,126,808)	(9,469,263)

Class R	(50,663)	(575,007)	(44,351)	(414,312)

Class Y	(86,988)	(980,872)	(141,375)	(1,269,563)

Investor Class	(5,000,074)	(55,702,177)	(12,282,494)	(105,246,682)

Institutional Class	(742,783)	(8,008,299)	(1,009,222)	(8,918,608)

Net increase (decrease) in share activity	3,478,237	$40,622,138	(2,338,529)	$(16,938,592)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 9% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16        Invesco Diversified Dividend Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/10	$10.18	$0.10	(c)	$1.66	$1.76	$(0.10)	$—	$(0.10)	$11.84	17.33%	$255,977	0.99	%(d)	1.00	%(d)	1.74	%(d)	6%
Year ended 10/31/09	9.43	0.19	(c)	0.75	0.94	(0.19)	—	(0.19)	10.18	10.42	185,274	1.11		1.12		2.17		24
Year ended 10/31/08	14.27	0.23	(c)	(3.89)	(3.66)	(0.24)	(0.94)	(1.18)	9.43	(27.56)	157,407	1.01		1.02		1.93		18
Year ended 10/31/07	13.88	0.20		0.99	1.19	(0.21)	(0.59)	(0.80)	14.27	8.86	237,467	1.00		1.00		1.45		17
Year ended 10/31/06	12.11	0.19	(c)	1.92	2.11	(0.18)	(0.16)	(0.34)	13.88	17.66	262,276	1.00		1.03		1.43		9
Year ended 10/31/05	11.48	0.17	(e)	0.85	1.02	(0.18)	(0.21)	(0.39)	12.11	8.92	212,029	1.00		1.15		1.27	(e)	22

Class B
Six months ended 04/30/10	10.08	0.05	(c)	1.65	1.70	(0.06)	—	(0.06)	11.72	16.87	32,331	1.74	(d)	1.75	(d)	0.99	(d)	6
Year ended 10/31/09	9.34	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.08	9.58	30,490	1.86		1.87		1.42		24
Year ended 10/31/08	14.14	0.15	(c)	(3.86)	(3.71)	(0.15)	(0.94)	(1.09)	9.34	(28.06)	36,934	1.69		1.76		1.25		18
Year ended 10/31/07	13.76	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.14	8.15	85,172	1.65		1.75		0.80		17
Year ended 10/31/06	12.01	0.10	(c)	1.90	2.00	(0.09)	(0.16)	(0.25)	13.76	16.87	98,901	1.65		1.78		0.78		9
Year ended 10/31/05	11.38	0.09	(e)	0.85	0.94	(0.10)	(0.21)	(0.31)	12.01	8.28	92,394	1.65		1.85		0.62	(e)	22

Class C
Six months ended 04/30/10	10.07	0.05	(c)	1.64	1.69	(0.06)	—	(0.06)	11.70	16.78	45,902	1.74	(d)	1.75	(d)	0.99	(d)	6
Year ended 10/31/09	9.33	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.07	9.59	36,573	1.86		1.87		1.42		24
Year ended 10/31/08	14.12	0.15	(c)	(3.85)	(3.70)	(0.15)	(0.94)	(1.09)	9.33	(28.02)	30,998	1.69		1.76		1.25		18
Year ended 10/31/07	13.74	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.12	8.16	52,524	1.65		1.75		0.80		17
Year ended 10/31/06	11.99	0.10	(c)	1.90	2.00	(0.09)	(0.16)	(0.25)	13.74	16.90	56,354	1.65		1.78		0.78		9
Year ended 10/31/05	11.37	0.09	(e)	0.84	0.93	(0.10)	(0.21)	(0.31)	11.99	8.20	45,513	1.65		1.85		0.62	(e)	22

Class R
Six months ended 04/30/10	10.19	0.08	(c)	1.66	1.74	(0.08)	—	(0.08)	11.85	17.17	4,513	1.24	(d)	1.25	(d)	1.49	(d)	6
Year ended 10/31/09	9.44	0.18	(c)	0.74	0.92	(0.17)	—	(0.17)	10.19	10.14	3,341	1.36		1.37		1.92		24
Year ended 10/31/08	14.28	0.20	(c)	(3.89)	(3.69)	(0.21)	(0.94)	(1.15)	9.44	(27.73)	902	1.26		1.27		1.68		18
Year ended 10/31/07	13.88	0.17		1.00	1.17	(0.18)	(0.59)	(0.77)	14.28	8.67	740	1.25		1.25		1.20		17
Year ended 10/31/06	12.11	0.16	(c)	1.92	2.08	(0.15)	(0.16)	(0.31)	13.88	17.38	430	1.25		1.28		1.18		9
Year ended 10/31/05(f)	11.99	0.00		0.12	0.12	0.00	0.00	0.00	12.11	1.00	10	1.25	(g)	1.39	(g)	1.03	(g)	22

Class Y
Six months ended 04/30/10	10.19	0.11	(c)	1.67	1.78	(0.12)	—	(0.12)	11.85	17.46	14,267	0.74	(d)	0.75	(d)	1.99	(d)	6
Year ended 10/31/09	9.43	0.22	(c)	0.76	0.98	(0.22)	—	(0.22)	10.19	10.79	5,893	0.86		0.88		2.42		24
Year ended 10/31/08(f)	10.84	0.01	(c)	(1.42)	(1.41)	—	—	0.00	9.43	(13.01)	2,213	0.82	(g)	0.82	(g)	2.12	(g)	18

Investor Class
Six months ended 04/30/10	10.18	0.10	(c)	1.65	1.75	(0.10)	—	(0.10)	11.83	17.27	1,127,654	0.92	(d)	0.93	(d)	1.81	(d)	6
Year ended 10/31/09	9.42	0.20	(c)	0.76	0.96	(0.20)	—	(0.20)	10.18	10.63	986,096	1.01		1.03		2.27		24
Year ended 10/31/08	14.26	0.24	(c)	(3.89)	(3.65)	(0.25)	(0.94)	(1.19)	9.42	(27.50)	963,835	0.93		0.94		2.01		18
Year ended 10/31/07	13.88	0.22		0.98	1.20	(0.23)	(0.59)	(0.82)	14.26	8.91	1,472,311	0.91		0.91		1.54		17
Year ended 10/31/06	12.11	0.20	(c)	1.92	2.12	(0.19)	(0.16)	(0.35)	13.88	17.77	1,522,235	0.87		0.90		1.56		9
Year ended 10/31/05(f)	12.36	0.05		(0.26)	(0.21)	(0.04)	—	(0.04)	12.11	(1.68)	1,546,221	0.97	(g)	1.09	(g)	1.30	(g)	22

Institutional Class
Six months ended 04/30/10	10.18	0.12	(c)	1.65	1.77	(0.12)	—	(0.12)	11.83	17.43	79,258	0.64	(d)	0.65	(d)	2.09	(d)	6
Year ended 10/31/09	9.43	0.23	(c)	0.75	0.98	(0.23)	—	(0.23)	10.18	10.88	58,842	0.69		0.69		2.60		24
Year ended 10/31/08	14.26	0.27	(c)	(3.88)	(3.61)	(0.28)	(0.94)	(1.22)	9.43	(27.25)	39,425	0.67		0.68		2.27		18
Year ended 10/31/07	13.88	0.25		0.98	1.23	(0.26)	(0.59)	(0.85)	14.26	9.17	53,464	0.66		0.66		1.79		17
Year ended 10/31/06	12.12	0.02	(c)	2.12	2.14	(0.22)	(0.16)	(0.38)	13.88	17.96	29,606	0.59		0.59		1.84		9
Year ended 10/31/05(f)	11.99	0.00		0.13	0.13	—	—	—	12.12	1.08	48	0.68	(g)	0.80	(g)	1.59	(g)	22

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $213,531, $31,874, $40,766, $4,025, $8,532, $1,068,158 and $65,035 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets excluding the special dividend are 1.24%, 0.59% and 0.59% for Class A, Class B and Class C, respectively.
(f)	Commencement date of October 25, 2005, October, 3, 2008, July 15, 2005 and October 25, 2005 for Class R, Class Y, Investor Class and Institutional Class Shares, respectively.
(g)	Annualized.

17        Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,173.30	$5.33	$1,019.89	$4.96	0.99%

B	1,000.00	1,168.70	9.36	1,016.17	8.70	1.74

C	1,000.00	1,167.80	9.35	1,016.17	8.70	1.74

R	1,000.00	1,171.70	6.68	1,018.65	6.21	1.24

Y	1,000.00	1,174.60	3.99	1,021.12	3.71	0.74

Investor	1,000.00	1,172.70	4.96	1,020.23	4.61	0.92

Institutional	1,000.00	1,174.30	3.45	1,021.62	3.21	0.64

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Diversified Dividend Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
DDI-SAR-1          Invesco Distributors, Inc.

Invesco Large Cap Basic Value Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Large Cap Basic Value Fund was renamed Invesco Large Cap Basic Value Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	16.83%

Class B Shares*	16.61

Class C Shares*	16.61

Class R Shares*	16.89

Class Y Shares*	17.02

Investor Class Shares*	17.04

Institutional Class Shares*	17.32

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Value Index▼ (Style-Specific Index)	17.77

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	14.54
▼Lipper Inc.
*Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco Large Cap Basic Value Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (6/30/99)	1.61%

10 Years	0.89

5 Years	-2.59

1 Year	35.16

Class B Shares

Inception (8/1/00)	0.62%

5 Years	-2.54

1 Year	37.05

Class C Shares

Inception (8/1/00)	0.50%

5 Years	-2.20

1 Year	41.05

Class R Shares

10 Years	1.25%

5 Years	-1.71

1 Year	42.81

Class Y Shares

10 Years	1.50%

5 Years	-1.40

1 Year	43.37

Investor Class Shares

10 Years	1.48%

5 Years	-1.46

1 Year	43.23

Institutional Class Shares

10 Years	1.78%

5 Years	-0.96

1 Year	44.06
Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects
Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/30/99)	1.47%

10 Years	0.67

5 Years	-3.23

1 Year	61.41

Class B Shares

Inception (8/1/00)	0.45%

5 Years	-3.19

1 Year	64.65

Class C Shares

Inception (8/1/00)	0.33%

5 Years	-2.88

1 Year	68.77

Class R Shares

10 Years	1.03%

5 Years	-2.39

1 Year	70.50

Class Y Shares

10 Years	1.29%

5 Years	-2.05

1 Year	71.29

Investor Class Shares

10 Years	1.27%

5 Years	-2.12

1 Year	70.96

Institutional Class Shares

10 Years	1.56%

5 Years	-1.62

1 Year	71.95
Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.66%, 2.41%, 2.41%, 1.91%, 1.41%, 1.66% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                    Invesco Large Cap Basic Value Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Large Cap Basic Value Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.61%
Advertising–5.67%
Interpublic Group of Cos., Inc. (The)(b)	534,428	$4,761,754

Omnicom Group Inc.	120,558	5,143,004

		9,904,758

Asset Management & Custody Banks–2.57%
State Street Corp.	102,988	4,479,978

Brewers–1.49%
Molson Coors Brewing Co.–Class B	58,463	2,593,419

Casinos & Gaming–2.20%
International Game Technology	182,161	3,839,954

Communications Equipment–2.20%
Nokia Corp.–ADR (Finland)	316,292	3,846,111

Computer Hardware–3.24%
Dell Inc.(b)	349,473	5,654,473

Construction Materials–1.83%
Cemex S.A.B. de C.V.–ADR (Mexico)(b)	268,900	3,194,532

Consumer Finance–5.16%
American Express Co.	136,225	6,282,697

SLM Corp.(b)	222,393	2,722,090

		9,004,787

Data Processing & Outsourced Services–1.99%
Western Union Co.	189,837	3,464,525

Diversified Capital Markets–1.49%
UBS AG (Switzerland)(b)	168,276	2,594,816

Electronic Manufacturing Services–3.45%
Tyco Electronics Ltd. (Switzerland)	187,614	6,026,162

General Merchandise Stores–3.17%
Target Corp.	97,168	5,525,944

Health Care Equipment–1.13%
Baxter International Inc.	41,778	1,972,757

Home Improvement Retail–2.68%
Home Depot, Inc. (The)	132,825	4,682,081

Hotels, Resorts & Cruise Lines–1.49%
Marriott International, Inc.–Class A	70,707	2,599,189

Household Appliances–0.83%
Whirlpool Corp.	13,333	1,451,564

Human Resource & Employment Services–3.40%
Robert Half International, Inc.	216,466	5,926,839

Industrial Conglomerates–3.65%
Textron Inc.	102,575	2,342,813

Tyco International Ltd.	103,904	4,030,436

		6,373,249

Industrial Machinery–5.32%
Illinois Tool Works Inc.	105,087	5,369,946

Ingersoll-Rand PLC (Ireland)	106,066	3,922,320

		9,292,266

Insurance Brokers–1.38%
Willis Group Holdings PLC (Ireland)	69,973	2,410,570

Investment Banking & Brokerage–1.81%
Morgan Stanley	104,759	3,165,817

Managed Health Care–6.70%
Aetna Inc.	145,919	4,311,906

UnitedHealth Group Inc.	243,622	7,384,183

		11,696,089

Motorcycle Manufacturers–1.26%
Harley-Davidson, Inc.	65,259	2,207,712

Movies & Entertainment–1.40%
Walt Disney Co. (The)	66,239	2,440,245

Oil & Gas Drilling–0.53%
Transocean Ltd.(b)	12,729	922,216

Oil & Gas Equipment & Services–3.72%
Halliburton Co.	108,374	3,321,663

Weatherford International Ltd.(b)	174,775	3,165,175

		6,486,838

Other Diversified Financial Services–7.16%
Bank of America Corp.	312,722	5,575,833

Citigroup Inc.(b)	470,718	2,057,038

JPMorgan Chase & Co.	114,213	4,863,190

		12,496,061

Packaged Foods & Meats–1.10%
Unilever N.V. (Netherlands)	63,071	1,927,576

Property & Casualty Insurance–1.92%
XL Capital Ltd.–Class A	188,024	3,346,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Basic Value Fund

	Shares	Value

Regional Banks–3.56%
Fifth Third Bancorp	201,420	$3,003,172

Zions Bancorp.	112,049	3,219,168

		6,222,340

Semiconductor Equipment–6.29%
ASML Holding N.V. (Netherlands)	200,428	6,533,594

KLA-Tencor Corp.	130,569	4,447,180

		10,980,774

Specialized Finance–3.39%
Moody’s Corp.	239,556	5,921,824

Specialty Stores–1.79%
Staples, Inc.	132,704	3,122,525

Systems Software–2.64%
Microsoft Corp.	150,752	4,603,966

Total Common Stocks & Other Equity Interests (Cost $149,719,919)		170,378,784

Money Market Funds–2.55%
Liquid Assets Portfolio–Institutional Class(c)	2,224,588	2,224,588

Premier Portfolio–Institutional Class(c)	2,224,588	2,224,588

Total Money Market Funds (Cost $4,449,176)		4,449,176

TOTAL INVESTMENTS–100.16% (Cost $154,169,095)		174,827,960

OTHER ASSETS LESS LIABILITIES–(0.16)%		(276,018)

NET ASSETS–100.00%		$174,551,942

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Financials	28.4%

Consumer Discretionary	20.5

Information Technology	19.8

Industrials	12.4

Health Care	7.8

Energy	4.3

Consumer Staples	2.6

Materials	1.8

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Basic Value Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $149,719,919)	$170,378,784

Investments in affiliated money market funds, at value and cost	4,449,176

Total investments, at value (Cost $154,169,095)	174,827,960

Receivables for:
Fund shares sold	124,691

Dividends	30,002

Investment for trustee deferred compensation and retirement plans	38,910

Other assets	47,048

Total assets	175,068,611

Liabilities:
Payables for:
Investments purchased	179,533

Fund shares reacquired	103,754

Accrued fees to affiliates	105,162

Accrued other operating expenses	54,883

Trustee deferred compensation and retirement plans	73,337

Total liabilities	516,669

Net assets applicable to shares outstanding	$174,551,942

Net assets consist of:
Shares of beneficial interest	$208,672,787

Undistributed net investment income (loss)	(138,426)

Undistributed net realized gain (loss)	(54,641,284)

Unrealized appreciation	20,658,865

$174,551,942

Net Assets:
Class A	$56,909,373

Class B	$10,012,281

Class C	$10,474,024

Class R	$1,944,648

Class Y	$3,125,235

Investor Class	$18,139,004

Institutional Class	$73,947,377

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	5,528,329

Class B	1,018,899

Class C	1,065,991

Class R	190,556

Class Y	302,991

Investor Class	1,758,479

Institutional Class	7,150,838

Class A:
Net asset value per share	$10.29

Maximum offering price per share
(Net asset value of $10.29 divided by 94.50%)	$10.89

Class B:
Net asset value and offering price per share	$9.83

Class C:
Net asset value and offering price per share	$9.83

Class R:
Net asset value and offering price per share	$10.21

Class Y:
Net asset value and offering price per share	$10.31

Investor Class:
Net asset value and offering price per share	$10.32

Institutional Class:
Net asset value and offering price per share	$10.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Basic Value Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,535)	$991,989

Dividends from affiliated money market funds	2,095

Total investment income	994,084

Expenses:
Advisory fees	509,585

Administrative services fees	24,795

Custodian fees	5,856

Distribution fees:
Class A	70,580

Class B	51,602

Class C	50,105

Class R	4,651

Investor Class	21,535

Transfer agent fees — A, B, C, R, Y and Investor	221,507

Transfer agent fees — Institutional	1,777

Trustees’ and officers’ fees and benefits	13,415

Other	81,925

Total expenses	1,057,333

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(5,393)

Net expenses	1,051,940

Net investment income (loss)	(57,856)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,772,596

Foreign currencies	(61,699)

1,710,897

Change in net unrealized appreciation of investment securities	25,035,552

Net realized and unrealized gain	26,746,449

Net increase in net assets resulting from operations	$26,688,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Basic Value Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(57,856)	$1,272,146

Net realized gain (loss)	1,710,897	(26,012,172)

Change in net unrealized appreciation	25,035,552	49,683,874

Net increase in net assets resulting from operations	26,688,593	24,943,848

Distributions to shareholders from net investment income:
Class A	(283,823)	(695,321)

Class R	(5,291)	(15,243)

Class Y	(14,512)	(15,353)

Investor Class	(82,363)	(223,076)

Institutional Class	(587,315)	(1,802,419)

Total distributions from net investment income	(973,304)	(2,751,412)

Share transactions–net:
Class A	(5,379,157)	(919,351)

Class B	(1,690,330)	(5,818,660)

Class C	(459,477)	(1,857,151)

Class R	(48,477)	63,676

Class Y	1,162,313	351,625

Investor Class	(443,053)	(1,669,069)

Institutional Class	(9,466,506)	(13,570,805)

Net increase (decrease) in net assets resulting from share transactions	(16,324,687)	(23,419,735)

Net increase (decrease) in net assets	9,390,602	(1,227,299)

Net assets:
Beginning of period	165,161,340	166,388,639

End of period (includes undistributed net investment income (loss) of $(138,426) and $892,734, respectively)	$174,551,942	$165,161,340

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Basic Value Fund, formerly AIM Large Cap Basic Value Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

9        Invesco Large Cap Basic Value Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Large Cap Basic Value Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.60%

Next $1 billion	0.575%

Over $2 billion	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such

11        Invesco Large Cap Basic Value Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $3,733.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $224.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $7,469 in front-end sales commissions from the sale of Class A shares and $0, $8,183 and $93 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12        Invesco Large Cap Basic Value Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$166,366,790	$8,461,170	$—	$174,827,960

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $2,512,608.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,436.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$25,750,989

October 31, 2017	23,986,960

Total capital loss carryforward	$49,737,949

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

13        Invesco Large Cap Basic Value Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $21,168,825 and $38,369,312, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,140,603

Aggregate unrealized (depreciation) of investment securities	(17,095,970)

Net unrealized appreciation of investment securities	$14,044,633

Cost of investments for tax purposes is $160,783,327.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	475,104	$4,577,481	1,735,280	$13,800,251

Class B	114,329	1,050,223	182,043	1,271,587

Class C	173,258	1,603,556	311,980	2,113,599

Class R	25,518	247,940	92,697	638,710

Class Y	128,659	1,247,547	81,154	627,723

Investor Class	94,577	921,678	253,471	1,855,222

Institutional Class	216,796	2,119,160	539,442	3,846,686

Issued as reinvestment of dividends:
Class A	28,513	270,289	101,978	652,661

Class R	562	5,292	2,401	15,243

Class Y	1,475	13,994	2,398	15,348

Investor Class	8,468	80,442	34,037	218,176

Institutional Class	61,823	587,315	281,628	1,802,419

Automatic conversion of Class B shares to Class A shares:
Class A	163,231	1,586,309	515,052	3,618,775

Class B	(170,861)	(1,586,309)	(538,802)	(3,618,775)

Reacquired:
Class A	(1,229,786)	(11,813,236)	(2,628,879)	(18,991,038)

Class B	(124,364)	(1,154,244)	(525,490)	(3,471,472)

Class C	(224,872)	(2,063,033)	(603,251)	(3,970,750)

Class R	(30,858)	(301,709)	(80,863)	(590,277)

Class Y	(10,264)	(99,228)	(36,565)	(291,446)

Investor Class	(147,484)	(1,445,173)	(545,481)	(3,742,467)

Institutional Class	(1,275,787)	(12,172,981)	(2,559,807)	(19,219,910)

Net increase (decrease) in share activity	(1,721,963)	$(16,324,687)	(3,385,577)	$(23,419,735)

(a)	38% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14        Invesco Large Cap Basic Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on			Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both		Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$8.84	$(0.01)	$1.51		$1.50	$(0.05)	$—	$(0.05)	$10.29	16.97%	$56,909	1.45	%(d)	1.45	%(d)	(0.28	)%(d)	13%
Year ended 10/31/09	7.55	0.05	1.35	(e)	1.40	(0.11)	—	(0.11)	8.84	19.12 (e)	53,876	1.32		1.66		0.73		14
Year ended 10/31/08	16.61	0.09	(7.83)		(7.74)	(0.04)	(1.28)	(1.32)	7.55	(50.30)	48,068	1.23		1.31		0.70		54
Year ended 10/31/07	15.64	0.06	1.76		1.82	(0.06)	(0.79)	(0.85)	16.61	12.08	121,287	1.23		1.24		0.39		29
Year ended 10/31/06	13.52	0.06	2.06		2.12	—	—	—	15.64	15.68	126,700	1.22		1.28		0.40		26
Year ended 10/31/05	12.36	0.02	1.14		1.16	—	—	—	13.52	9.38	129,410	1.35		1.37		0.15		9

Class B
Six months ended 04/30/10	8.43	(0.05)	1.45		1.40	—	—	—	9.83	16.61	10,012	2.20	(d)	2.20	(d)	(1.03	)(d)	13
Year ended 10/31/09	7.13	(0.00)	1.30	(e)	1.30	—	—	—	8.43	18.23 (e)	10,119	2.07		2.41		(0.02)		14
Year ended 10/31/08	15.83	(0.01)	(7.41)		(7.42)	—	(1.28)	(1.28)	7.13	(50.65)	14,839	1.98		2.06		(0.05)		54
Year ended 10/31/07	15.00	(0.06)	1.68		1.62	—	(0.79)	(0.79)	15.83	11.17	48,108	1.98		1.99		(0.36)		29
Year ended 10/31/06	13.06	(0.05)	1.99		1.94	—	—	—	15.00	14.86	60,627	1.97		2.03		(0.35)		26
Year ended 10/31/05	12.02	(0.07)	1.11		1.04	—	—	—	13.06	8.65	69,040	2.03		2.05		(0.53)		9

Class C
Six months ended 04/30/10	8.43	(0.05)	1.45		1.40	—	—	—	9.83	16.61	10,474	2.20	(d)	2.20	(d)	(1.03	)(d)	13
Year ended 10/31/09	7.13	(0.00)	1.30	(e)	1.30	—	—	—	8.43	18.23 (e)	9,425	2.07		2.41		(0.02)		14
Year ended 10/31/08	15.83	(0.01)	(7.41)		(7.42)	—	(1.28)	(1.28)	7.13	(50.65)	10,042	1.98		2.06		(0.05)		54
Year ended 10/31/07	14.99	(0.06)	1.69		1.63	—	(0.79)	(0.79)	15.83	11.25	26,123	1.98		1.99		(0.36)		29
Year ended 10/31/06	13.06	(0.05)	1.98		1.93	—	—	—	14.99	14.78	27,153	1.97		2.03		(0.35)		26
Year ended 10/31/05	12.02	(0.07)	1.11		1.04	—	—	—	13.06	8.65	26,593	2.03		2.05		(0.53)		9

Class R
Six months ended 04/30/10	8.76	(0.02)	1.50		1.48	(0.03)	—	(0.03)	10.21	16.89	1,945	1.70	(d)	1.70	(d)	(0.53	)(d)	13
Year ended 10/31/09	7.47	0.04	1.33	(e)	1.37	(0.08)	—	(0.08)	8.76	18.82 (e)	1,712	1.57		1.91		0.48		14
Year ended 10/31/08	16.45	0.06	(7.76)		(7.70)	—	(1.28)	(1.28)	7.47	(50.43)	1,352	1.48		1.56		0.45		54
Year ended 10/31/07	15.50	0.02	1.75		1.77	(0.03)	(0.79)	(0.82)	16.45	11.82	2,314	1.48		1.49		0.14		29
Year ended 10/31/06	13.44	0.02	2.04		2.06	—	—	—	15.50	15.33	1,736	1.47		1.53		0.15		26
Year ended 10/31/05	12.31	0.00	1.13		1.13	—	—	—	13.44	9.18	1,306	1.53		1.55		(0.03)		9

Class Y
Six months ended 04/30/10	8.87	(0.00)	1.50		1.50	(0.06)	—	(0.06)	10.31	17.02	3,125	1.20	(d)	1.20	(d)	(0.03	)(d)	13
Year ended 10/31/09	7.55	0.07	1.36	(e)	1.43	(0.11)	—	(0.11)	8.87	19.57 (e)	1,624	1.07		1.41		0.98		14
Year ended 10/31/08(f)	9.09	0.01	(1.55)		(1.54)	—	—	—	7.55	(16.94)	1,028	0.98	(g)	1.26	(g)	0.95	(g)	54

Investor Class
Six months ended 04/30/10	8.86	(0.01)	1.52		1.51	(0.05)	—	(0.05)	10.32	17.04	18,139	1.45	(d)	1.45	(d)	(0.28	)(d)	13
Year ended 10/31/09	7.56	0.05	1.36	(e)	1.41	(0.11)	—	(0.11)	8.86	19.23 (e)	15,980	1.32		1.66		0.73		14
Year ended 10/31/08	16.64	0.09	(7.85)		(7.76)	(0.04)	(1.28)	(1.32)	7.56	(50.33)	15,590	1.23		1.31		0.70		54
Year ended 10/31/07	15.67	0.06	1.76		1.82	(0.06)	(0.79)	(0.85)	16.64	12.06	35,232	1.23		1.24		0.39		29
Year ended 10/31/06	13.55	0.06	2.06		2.12	—	—	—	15.67	15.65	44,452	1.22		1.28		0.40		26
Year ended 10/31/05	12.37	0.03	1.15		1.18	—	—	—	13.55	9.54	62,838	1.28		1.30		0.22		9

Institutional Class
Six months ended 04/30/10	8.89	0.02	1.51		1.53	(0.08)	—	(0.08)	10.34	17.32	73,947	0.75	(d)	0.75	(d)	0.42	(d)	13
Year ended 10/31/09	7.63	0.09	1.35	(e)	1.44	(0.18)	—	(0.18)	8.89	19.85 (e)	72,426	0.82		0.82		1.23		14
Year ended 10/31/08	16.80	0.15	(7.91)		(7.76)	(0.13)	(1.28)	(1.41)	7.63	(50.07)	75,469	0.71		0.72		1.22		54
Year ended 10/31/07	15.82	0.15	1.77		1.92	(0.15)	(0.79)	(0.94)	16.80	12.62	145,886	0.72		0.72		0.90		29
Year ended 10/31/06	13.63	0.13	2.09		2.22	(0.03)	—	(0.03)	15.82	16.28	84,679	0.73		0.73		0.89		26
Year ended 10/31/05	12.38	0.10	1.15		1.25	—	—	—	13.63	10.10	92,214	0.76		0.77		0.74		9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,932, $10,406, $10,104, $1,876, $2,540, $17,370 and $71,845 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $1.30, $1.25, $1.25, $1.28, $1.31, $1.31 and $1.30 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco Large Cap Basic Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,168.30	$7.80	$1,017.60	$7.25	1.45%

B	1,000.00	1,166.10	11.82	1,013.88	10.99	2.20

C	1,000.00	1,166.10	11.82	1,013.88	10.99	2.20

Y	1,000.00	1,170.20	6.46	1,018.84	6.01	1.20

Investor	1,000.00	1,170.40	7.80	1,017.60	7.25	1.45

Institutional	1,000.00	1,173.20	4.04	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Large Cap Basic Value Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

LCBV-SAR-1	Invesco Distributors, Inc.

Invesco Large Cap Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Large Cap Growth Fund was renamed Invesco Large Cap Growth Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.62%

Class B Shares	14.17

Class C Shares	14.17

Class R Shares	14.44

Class Y Shares	14.75

Investor Class Shares	14.70

Institutional Class Shares	15.08

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Growth Index▼ (Style-Specific Index)	15.79

Lipper Large Cap Growth Funds Index▼ (Peer Group Index)	15.31

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                              Invesco Large Cap Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (3/1/99)	0.24%

10 Years	-4.76

5 Years	2.00

1 Year	25.70

Class B Shares

Inception (4/5/99)	-0.69%

10 Years	-4.75

5 Years	2.02

1 Year	26.97

Class C Shares

Inception (4/5/99)	-0.88%

10 Years	-4.89

5 Years	2.38

1 Year	30.97

Class R Shares

10 Years	-4.41%

5 Years	2.89

1 Year	32.75

Class Y Shares

10 Years	-4.19%

5 Years	3.21

1 Year	33.10

Investor Class Shares

10 Years	-4.14%

5 Years	3.22

1 Year	33.07

Institutional Class Shares

10 Years	-3.88%

5 Years	3.76

1 Year	33.96
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/1/99)	0.20%

10 Years	-5.32

5 Years	1.07

1 Year	32.36

Class B Shares

Inception (4/5/99)	-0.73%

10 Years	-5.31

5 Years	1.05

1 Year	34.02

Class C Shares

Inception (4/5/99)	-0.93%

10 Years	-5.46

5 Years	1.43

1 Year	38.02

Class R Shares

10 Years	-4.97%

5 Years	1.94

1 Year	39.81

Class Y Shares

10 Years	-4.77%

5 Years	2.24

1 Year	40.29

Investor Class Shares

10 Years	-4.71%

5 Years	2.26

1 Year	40.22

Institutional Class Shares

10 Years	-4.46%

5 Years	2.80

1 Year	41.06
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.56%, 2.31%, 2.31%, 1.81%, 1.31%, 1.48% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                              Invesco Large Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
 Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4                              Invesco Large Cap Growth Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.58%
Aerospace & Defense–2.71%
Goodrich Corp.	250,930	$18,613,987

United Technologies Corp.	229,920	17,232,504

		35,846,491

Apparel Retail–5.06%
Gap, Inc. (The)	684,814	16,935,450

Limited Brands, Inc.	972,725	26,069,030

Ross Stores, Inc.	426,994	23,911,664

		66,916,144

Apparel, Accessories & Luxury Goods–1.15%
Coach, Inc.	363,192	15,163,266

Asset Management & Custody Banks–0.93%
BlackRock, Inc.	67,068	12,340,512

Automobile Manufacturers–2.24%
Ford Motor Co.(b)(c)	2,276,694	29,642,556

Biotechnology–3.82%
Amgen Inc.(c)	675,796	38,763,658

Gilead Sciences, Inc.(c)	293,395	11,638,980

		50,402,638

Communications Equipment–2.15%
Cisco Systems, Inc.(c)	1,057,484	28,467,469

Computer Hardware–14.85%
Apple Inc.(c)	432,175	112,849,536

Hewlett-Packard Co.	920,694	47,848,467

International Business Machines Corp.	274,751	35,442,879

		196,140,882

Computer Storage & Peripherals–2.48%
EMC Corp.(c)	1,723,508	32,763,887

Construction & Engineering–3.21%
Fluor Corp.	456,964	24,145,978

URS Corp.(c)	355,430	18,251,330

		42,397,308

Data Processing & Outsourced Services–1.23%
MasterCard, Inc.–Class A	65,767	16,312,847

Department Stores–1.04%
Kohl’s Corp.(c)	249,852	13,739,361

Diversified Metals & Mining–0.98%
Rio Tinto PLC–ADR (United Kingdom)	254,408	12,939,191

Education Services–0.94%
Apollo Group, Inc.–Class A(c)	215,358	12,363,703

Electrical Components & Equipment–1.19%
Cooper Industries PLC (Ireland)	319,850	15,704,635

Electronic Manufacturing Services–1.04%
Flextronics International Ltd. (Singapore)(c)	1,766,243	13,688,383

Fertilizers & Agricultural Chemicals–1.74%
Syngenta AG (Switzerland)	90,575	22,998,384

General Merchandise Stores–1.35%
Dollar Tree, Inc.(c)	293,161	17,800,736

Health Care Distributors–5.58%
AmerisourceBergen Corp.	820,197	25,303,078

Cardinal Health, Inc.	757,387	26,273,755

McKesson Corp.	341,446	22,129,115

		73,705,948

Health Care Equipment–0.96%
Hospira, Inc.(c)	236,159	12,702,992

Health Care Services–4.93%
Express Scripts, Inc.(c)	198,052	19,830,947

Medco Health Solutions, Inc.(c)	572,798	33,749,258

Quest Diagnostics Inc.	201,995	11,546,034

		65,126,239

Heavy Electrical Equipment–1.29%
ABB Ltd. (Switzerland)(c)	883,470	17,001,459

Integrated Oil & Gas–2.47%
Occidental Petroleum Corp.	368,259	32,649,843

Internet Software & Services–2.70%
Google Inc.–Class A(c)	43,354	22,779,926

NetEase.com Inc.–ADR (China)(c)	369,539	12,885,825

		35,665,751

Investment Banking & Brokerage–1.89%
Goldman Sachs Group, Inc. (The)	172,069	24,984,419

IT Consulting & Other Services–3.99%
Accenture PLC–Class A (Ireland)	748,721	32,674,184

Cognizant Technology Solutions Corp.–Class A(c)	391,675	20,045,927

		52,720,111

Managed Health Care–2.60%
UnitedHealth Group Inc.	593,690	17,994,744

WellPoint Inc.(c)	303,501	16,328,354

		34,323,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Growth Fund

	Shares	Value

Oil & Gas Drilling–2.89%
Diamond Offshore Drilling, Inc.(b)	135,049	$10,682,376

Ensco PLC–ADR (United Kingdom)	329,421	15,542,083

Noble Corp.(c)	301,541	11,907,854

		38,132,313

Oil & Gas Equipment & Services–1.81%
National-Oilwell Varco Inc.	542,919	23,904,723

Personal Products–1.40%
Estee Lauder Cos. Inc. (The)–Class A	280,520	18,491,878

Pharmaceuticals–2.12%
Abbott Laboratories	204,585	10,466,569

Johnson & Johnson	272,867	17,545,348

		28,011,917

Railroads–1.33%
Union Pacific Corp.	231,521	17,516,879

Restaurants–1.11%
Starbucks Corp.	566,309	14,712,708

Semiconductors–2.95%
Marvell Technology Group Ltd.(c)	1,112,752	22,978,329

Xilinx, Inc.	622,145	16,038,898

		39,017,227

Systems Software–6.45%
Check Point Software Technologies Ltd. (Israel)(c)	402,862	14,349,944

Microsoft Corp.	1,221,413	37,301,953

Oracle Corp.	1,299,316	33,574,326

		85,226,223

Total Common Stocks & Other Equity Interests (Cost $1,024,491,904)		1,249,522,121

Money Market Funds–3.17%
Liquid Assets Portfolio–Institutional Class(d)	20,901,516	20,901,516

Premier Portfolio–Institutional Class(d)	20,901,516	20,901,516

Total Money Market Funds (Cost $41,803,032)		41,803,032

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.75% (Cost $1,066,294,936)		1,291,325,153

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.44%
Liquid Assets Portfolio–Institutional Class (Cost $32,277,900)(d)(e)	32,277,900	32,277,900

TOTAL INVESTMENTS–100.19% (Cost $1,098,572,836)		1,323,603,053

OTHER ASSETS LESS LIABILITIES–(0.19)%		(2,468,413)

NET ASSETS–100.00%		$1,321,134,640

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2010.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	37.9%

Health Care	20.0

Consumer Discretionary	12.9

Industrials	9.7

Energy	7.2

Financials	2.8

Materials	2.7

Consumer Staples	1.4

Money Market Funds Plus Other Assets Less Liabilities	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,024,491,904)*	$1,249,522,121

Investments in affiliated money market funds, at value and cost	74,080,932

Total investments, at value (Cost $1,098,572,836)	1,323,603,053

Foreign currencies, at value (Cost $328,904)	328,232

Receivables for:
Investments sold	58,462,715

Fund shares sold	488,906

Dividends	854,915

Investment for trustee deferred compensation and retirement plans	154,791

Other assets	49,212

Total assets	1,383,941,824

Liabilities:
Payables for:
Investments purchased	26,882,795

Fund shares reacquired	1,923,841

Collateral upon return of securities loaned	32,277,900

Accrued fees to affiliates	1,126,015

Accrued other operating expenses	172,745

Trustee deferred compensation and retirement plans	423,888

Total liabilities	62,807,184

Net assets applicable to shares outstanding	$1,321,134,640

Net assets consist of:
Shares of beneficial interest	$1,616,773,424

Undistributed net investment income (loss)	(1,530,425)

Undistributed net realized gain (loss)	(519,142,036)

Unrealized appreciation	225,033,677

$1,321,134,640

Net Assets:
Class A	$729,441,570

Class B	$112,494,824

Class C	$92,519,857

Class R	$11,719,088

Class Y	$11,797,073

Investor Class	$219,176,590

Institutional Class	$143,985,638

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	67,641,900

Class B	11,258,682

Class C	9,259,307

Class R	1,103,079

Class Y	1,093,930

Investor Class	20,173,860

Institutional Class	12,958,314

Class A:
Net asset value per share	$10.78

Maximum offering price per share (Net asset value of $10.78 divided by 94.50%)	$11.41

Class B:
Net asset value and offering price per share	$9.99

Class C:
Net asset value and offering price per share	$9.99

Class R:
Net asset value and offering price per share	$10.62

Class Y:
Net asset value and offering price per share	$10.78

Investor Class:
Net asset value and offering price per share	$10.86

Institutional Class:
Net asset value and offering price per share	$11.11

*	At April 30, 2010, securities with an aggregate value of $31,561,138 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $76,170)	$8,070,382

Dividends from affiliated money market funds (includes securities lending income of $138,927)	146,693

Interest	91,515

Total investment income	8,308,590

Expenses:
Advisory fees	4,243,212

Administrative services fees	179,115

Custodian fees	20,541

Distribution fees:
Class A	890,337

Class B	603,229

Class C	457,441

Class R	28,084

Investor Class	196,517

Transfer agent fees — A, B, C, R, Y and Investor	2,583,725

Transfer agent fees — Institutional	18,638

Trustees’ and officers’ fees and benefits	31,105

Other	184,051

Total expenses	9,435,995

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(28,807)

Net expenses	9,407,188

Net investment income (loss)	(1,098,598)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	48,743,815

Foreign currencies	(1,168)

48,742,647

Change in net unrealized appreciation (depreciation) of:
Investment securities	129,691,075

Foreign currencies	(8,275)

129,682,800

Net realized and unrealized gain	178,425,447

Net increase in net assets resulting from operations	$177,326,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,098,598)	$1,707,741

Net realized gain (loss)	48,742,647	(87,752,248)

Change in net unrealized appreciation	129,682,800	190,362,638

Net increase in net assets resulting from operations	177,326,849	104,318,131

Distributions to shareholders from net investment income:
Class A	(1,137,946)	—

Class Y	(36,806)	—

Investor Class	(479,814)	—

Institutional Class	(927,810)	—

Total distributions from net investment income	(2,582,376)	—

Share transactions–net:
Class A	(40,186,853)	(18,991,474)

Class B	(24,778,174)	(70,134,250)

Class C	(7,485,408)	(17,150,541)

Class R	(318,099)	2,166,244

Class Y	1,110,569	3,147,973

Investor Class	(9,052,480)	(22,007,684)

Institutional Class	(14,682,382)	(9,042,491)

Net increase (decrease) in net assets resulting from share transactions	(95,392,827)	(132,012,223)

Net increase (decrease) in net assets	79,351,646	(27,694,092)

Net assets:
Beginning of period	1,241,782,994	1,269,477,086

End of period (includes undistributed net investment income (loss) of $(1,530,425) and $2,150,549, respectively)	$1,321,134,640	$1,241,782,994

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Growth Fund, formerly AIM Large Cap Growth Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9        Invesco Large Cap Growth Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Large Cap Growth Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Large Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $7,586.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,760.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

12        Invesco Large Cap Growth Fund

to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $38,811 in front-end sales commissions from the sale of Class A shares and $15, $92,791 and $1,501 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,283,603,211	$39,999,842	$—	$1,323,603,053

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $4,396,861.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $18,461.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,977 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Large Cap Growth Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $307,060,191 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2010	$414,856,373

October 31, 2011	35,095,604

October 31, 2015	478,176

October 31, 2016	16,117,525

October 31, 2017	88,826,766

Total capital loss carryforward	$555,374,444

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $218,405,689 and $370,818,137, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$248,176,952

Aggregate unrealized (depreciation) of investment securities	(35,656,973)

Net unrealized appreciation of investment securities	$212,519,979

Cost of investments for tax purposes is $1,111,083,074.

14        Invesco Large Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	2,041,465	$21,038,091	8,610,580	$72,659,352

Class B	528,951	5,073,428	1,712,553	13,451,018

Class C	345,054	3,302,690	1,078,714	8,354,258

Class R	134,567	1,374,538	523,699	4,406,636

Class Y	212,428	2,257,572	280,073	2,208,364

Investor Class	559,619	5,811,252	1,358,467	11,225,103

Institutional Class	759,347	8,144,451	3,872,256	35,135,181

Issued as reinvestment of dividends:
Class A	107,476	1,073,755	—	—

Class Y	3,403	33,967	—	—

Investor Class	44,323	445,888	—	—

Institutional Class	83,771	860,328	—	—

Issued in connection with acquisitions:(b)
Class A	—	—	1,121,917	10,994,781

Class Y	—	—	2,188,308	21,489,252

Automatic conversion of Class B shares to Class A shares:
Class A	1,790,542	18,546,294	6,293,266	51,439,929

Class B	(1,929,722)	(18,546,294)	(6,744,747)	(51,439,929)

Reacquired:
Class A	(7,821,997)	(80,844,993)	(18,612,727)	(154,085,536)

Class B	(1,184,733)	(11,305,308)	(4,206,680)	(32,145,339)

Class C	(1,124,851)	(10,788,098)	(3,329,163)	(25,504,799)

Class R	(165,995)	(1,692,637)	(274,817)	(2,240,392)

Class Y	(113,414)	(1,180,970)	(2,109,339)	(20,549,643)

Investor Class	(1,470,322)	(15,309,620)	(4,000,419)	(33,232,787)

Institutional Class	(2,249,720)	(23,687,161)	(5,043,164)	(44,177,672)

Net increase (decrease) in share activity	(9,449,808)	$(95,392,827)	(17,281,223)	$(132,012,223)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	As of the open of business on September 21, 2009, the Fund acquired all the net assets of Atlantic Whitehall Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 17, 2009 and by the shareholders of Atlantic Whitehall Growth Fund on September 14, 2009. The acquisition was accomplished by a tax-free exchange of 3,310,225 shares of the Fund for 4,347,512 shares outstanding of Atlantic Whitehall Growth Fund as of the close of business on September 18, 2009. Each class of Atlantic Whitehall Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Atlantic Whitehall Growth Fund to the net asset value of the Fund on the close of business, September 18, 2009. Atlantic Whitehall Growth Fund’s net assets at that date of $32,484,033 including $2,319,699 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,271,001,545. The net assets of the Fund immediately following the acquisition were $1,303,485,578.

15        Invesco Large Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses)on		Dividends				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/10	$9.42	$(0.00	)(c)	$1.38	$1.38	$(0.02)	$10.78	14.62%	$729,442	1.41	%(d)	1.41	%(d)	(0.13	)%(d)	17%
Year ended 10/31/09	8.55	0.02	(c)	0.85	0.87	—	9.42	10.18	673,657	1.38		1.55		0.20		59
Year ended 10/31/08	13.67	(0.01	)(c)	(5.11)	(5.12)	—	8.55	(37.45)	633,595	1.33		1.36		(0.09)		41
Year ended 10/31/07	11.19	(0.04	)(c)	2.52	2.48	—	13.67	22.16	1,064,817	1.33		1.34		(0.30)		55
Year ended 10/31/06	10.12	(0.01)		1.08	1.07	—	11.19	10.57	981,750	1.32		1.42		(0.17)		70
Year ended 10/31/05	9.16	(0.02	)(e)	0.98	0.96	—	10.12	10.48	166,860	1.47		1.56		(0.20	)(e)	103

Class B
Six months ended 04/30/10	8.75	(0.04	)(c)	1.28	1.24	—	9.99	14.17	112,495	2.16	(d)	2.16	(d)	(0.88	)(d)	17
Year ended 10/31/09	8.00	(0.04	)(c)	0.79	0.75	—	8.75	9.38	121,068	2.13		2.30		(0.55)		59
Year ended 10/31/08	12.88	(0.09	)(c)	(4.79)	(4.88)	—	8.00	(37.89)	184,573	2.08		2.11		(0.84)		41
Year ended 10/31/07	10.63	(0.12	)(c)	2.37	2.25	—	12.88	21.17	497,990	2.08		2.09		(1.05)		55
Year ended 10/31/06	9.69	(0.07)		1.01	0.94	—	10.63	9.70	637,594	2.07		2.17		(0.92)		70
Year ended 10/31/05	8.82	(0.09	)(e)	0.96	0.87	—	9.69	9.86	103,688	2.15		2.24		(0.88	)(e)	103

Class C
Six months ended 04/30/10	8.75	(0.04	)(c)	1.28	1.24	—	9.99	14.17	92,520	2.16	(d)	2.16	(d)	(0.88	)(d)	17
Year ended 10/31/09	8.00	(0.04	)(c)	0.79	0.75	—	8.75	9.38	87,795	2.13		2.30		(0.55)		59
Year ended 10/31/08	12.88	(0.09	)(c)	(4.79)	(4.88)	—	8.00	(37.89)	98,284	2.08		2.11		(0.84)		41
Year ended 10/31/07	10.63	(0.12	)(c)	2.37	2.25	—	12.88	21.17	182,975	2.08		2.09		(1.05)		55
Year ended 10/31/06	9.69	(0.07)		1.01	0.94	—	10.63	9.70	179,730	2.07		2.17		(0.92)		70
Year ended 10/31/05	8.83	(0.09	)(e)	0.95	0.86	—	9.69	9.74	48,293	2.15		2.24		(0.88	)(e)	103

Class R
Six months ended 04/30/10	9.28	(0.02	)(c)	1.36	1.34	—	10.62	14.44	11,719	1.66	(d)	1.66	(d)	(0.38	)(d)	17
Year ended 10/31/09	8.44	(0.00	)(c)	0.84	0.84	—	9.28	9.95	10,523	1.63		1.80		(0.05)		59
Year ended 10/31/08	13.53	(0.04	)(c)	(5.05)	(5.09)	—	8.44	(37.62)	7,474	1.58		1.61		(0.34)		41
Year ended 10/31/07	11.10	(0.07	)(c)	2.50	2.43	—	13.53	21.89	11,465	1.58		1.59		(0.55)		55
Year ended 10/31/06	10.07	(0.03)		1.06	1.03	—	11.10	10.23	11,231	1.57		1.67		(0.42)		70
Year ended 10/31/05	9.13	(0.04	)(e)	0.98	0.94	—	10.07	10.30	2,330	1.65		1.74		(0.38	)(e)	103

Class Y
Six months ended 04/30/10	9.43	0.01	(c)	1.38	1.39	(0.04)	10.78	14.75	11,797	1.16	(d)	1.16	(d)	0.12	(d)	17
Year ended 10/31/09	8.55	0.04	(c)	0.84	0.88	—	9.43	10.29	9,347	1.13		1.30		0.45		59
Year ended 10/31/08(f)	9.46	0.00	(c)	(0.91)	(0.91)	—	8.55	(9.62)	5,406	1.08	(g)	1.27	(g)	0.16	(g)	41

Investor Class
Six months ended 04/30/10	9.49	(0.00	)(c)	1.39	1.39	(0.02)	10.86	14.70	219,177	1.35	(d)	1.35	(d)	(0.07	)(d)	17
Year ended 10/31/09	8.61	0.02	(c)	0.86	0.88	—	9.49	10.22	199,719	1.30		1.47		0.28		59
Year ended 10/31/08	13.76	(0.00	)(c)	(5.15)	(5.15)	—	8.61	(37.43)	203,882	1.27		1.30		(0.03)		41
Year ended 10/31/07	11.25	(0.03	)(c)	2.54	2.51	—	13.76	22.31	360,073	1.24		1.25		(0.21)		55
Year ended 10/31/06	10.18	(0.01)		1.08	1.07	—	11.25	10.51	347,621	1.27		1.37		(0.12)		70
Year ended 10/31/05	9.20	(0.01	)(e)	0.99	0.98	—	10.18	10.65	358,498	1.34		1.43		(0.07	)(e)	103

Institutional Class
Six months ended 04/30/10	9.72	0.03	(c)	1.43	1.46	(0.07)	11.11	15.08	143,986	0.74	(d)	0.74	(d)	0.54	(d)	17
Year ended 10/31/09	8.77	0.07	(c)	0.88	0.95	—	9.72	10.83	139,674	0.76		0.76		0.82		59
Year ended 10/31/08	13.94	0.06	(c)	(5.23)	(5.17)	—	8.77	(37.09)	136,263	0.73		0.74		0.51		41
Year ended 10/31/07	11.35	0.04	(c)	2.55	2.59	—	13.94	22.82	248,852	0.72		0.72		0.30		55
Year ended 10/31/06	10.21	0.05		1.09	1.14	—	11.35	11.17	135,466	0.74		0.76		0.41		70
Year ended 10/31/05	9.18	0.03	(e)	1.00	1.03	—	10.21	11.22	123,368	0.81		0.88		0.46	(e)	103

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $718,172, $121,646, $92,246, $11,327, $10,209, $213,935 and $142,021 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%; $(0.11) and (1.04)%; $(0.11) and (1.04)%; $(0.06) and (0.54)%; $(0.03) and (0.23)% and $0.01 and 0.30% for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco Large Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,146.20	$7.50	$1,017.80	$7.05	1.41%

B	1,000.00	1,141.70	11.47	1,014.08	10.79	2.16

C	1,000.00	1,141.70	11.47	1,014.08	10.79	2.16

R	1,000.00	1,144.40	8.83	1,016.56	8.30	1.66

Y	1,000.00	1,147.50	6.18	1,019.04	5.81	1.16

Investor	1,000.00	1,147.00	7.19	1,018.10	6.76	1.35

Institutional	1,000.00	1,150.80	3.95	1,021.12	3.71	0.74

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Large Cap Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
LCG-SAR-1             Invesco Distributors, Inc.

Invesco Summit Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Summit Fund was renamed Invesco Summit Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.31%

Class B Shares	12.81

Class C Shares	12.82

Class P Shares	13.30

Class S Shares	13.41

Class Y Shares	13.45

Institutional Class Shares	13.52

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 1000 Growth Index▼ (Style-Specific Index)	15.79

Lipper Multi-Cap Growth Funds Index▼ (Peer Group Index)	18.87

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco Summit Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	-0.14%

1 Year	22.82

Class B Shares

Inception (10/31/05)	-0.03%

1 Year	23.90

Class C Shares

Inception (10/31/05)	0.36%

1 Year	27.94

Class P Shares

Inception (11/1/82)	8.58%

10 Years	-4.02

5 Years	3.02

1 Year	30.10

Class S Shares

Inception	1.16%

1 Year	30.15

Class Y Shares

Inception	1.21%

1 Year	30.21

Institutional Class Shares

Inception	1.27%

1 Year	30.40
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	-0.21%

1 Year	28.46

Class B Shares

Inception (10/31/05)	-0.08%

1 Year	30.08

Class C Shares

Inception (10/31/05)	0.32%

1 Year	33.96

Class P Shares

Inception (11/1/82)	8.60%

10 Years	-4.91

5 Years	2.24

1 Year	36.22

Class S Shares

Inception	1.12%

1 Year	36.17

Class Y Shares

Inception	1.17%

1 Year	36.39

Institutional Class Shares

Inception	1.25%

1 Year	36.72
distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares was 1.15%, 1.90%, 1.90%, 1.00%, 1.05%, 0.90%, and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.
     The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                     Invesco Summit Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

      Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Summit Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.97%
Aerospace & Defense–3.60%
Goodrich Corp.	133,597	$9,910,225

Lockheed Martin Corp.	111,020	9,424,488

Raytheon Co.	266,805	15,554,732

United Technologies Corp.	368,239	27,599,513

		62,488,958

Air Freight & Logistics–0.53%
Expeditors International of Washington, Inc.	226,823	9,240,769

Airlines–1.11%
Continental Airlines, Inc.–Class B(b)	862,496	19,276,786

Apparel Retail–1.00%
American Eagle Outfitters, Inc.	1,035,884	17,413,210

Apparel, Accessories & Luxury Goods–1.11%
Coach, Inc.	461,352	19,261,446

Application Software–0.26%
TIBCO Software Inc.(b)	400,000	4,560,000

Asset Management & Custody Banks–0.85%
T. Rowe Price Group Inc.	257,482	14,807,790

Auto Parts & Equipment–1.40%
Autoliv, Inc. (Sweden)(b)	189,232	10,360,452

Johnson Controls, Inc.	416,414	13,987,346

		24,347,798

Automobile Manufacturers–0.95%
Honda Motor Co., Ltd. (Japan)	489,800	16,546,071

Biotechnology–2.33%
Amgen Inc.(b)	226,832	13,011,084

Gilead Sciences, Inc.(b)	692,035	27,453,028

		40,464,112

Cable & Satellite–1.12%
Scripps Networks Interactive, Inc.–Class A	427,605	19,387,611

Communications Equipment–4.09%
Cisco Systems, Inc.(b)	1,064,665	28,660,782

QUALCOMM Inc.	548,428	21,246,101

Research In Motion Ltd. (Canada)(b)	236,776	16,856,083

Tellabs, Inc.	462,730	4,201,588

		70,964,554

Computer Hardware–7.30%
Apple Inc.(b)	329,414	86,016,584

Hewlett-Packard Co.	337,029	17,515,397

International Business Machines Corp.	131,995	17,027,355

Teradata Corp.(b)	212,185	6,168,218

		126,727,554

Computer Storage & Peripherals–1.64%
EMC Corp.(b)	1,495,525	28,429,930

Construction & Engineering–0.49%
Fluor Corp.	162,054	8,562,933

Construction, Farm Machinery & Heavy Trucks–0.30%
Komatsu Ltd. (Japan)	255,900	5,163,125

Consumer Finance–0.46%
American Express Co.	172,103	7,937,390

Data Processing & Outsourced Services–1.37%
MasterCard, Inc.–Class A	54,855	13,606,234

Visa Inc.–Class A	112,474	10,148,529

		23,754,763

Department Stores–0.71%
Kohl’s Corp.(b)	224,289	12,333,652

Diversified Banks–0.52%
Banco Bradesco S.A.–ADR (Brazil)	484,758	9,026,194

Diversified Metals & Mining–0.88%
BHP Billiton Ltd. (Australia)	211,543	7,726,522

Freeport-McMoRan Copper & Gold Inc.	99,894	7,544,994

		15,271,516

Drug Retail–0.95%
Walgreen Co.	467,725	16,440,534

Electrical Components & Equipment–1.59%
Cooper Industries PLC (Ireland)	561,550	27,572,105

Electronic Components–1.28%
Amphenol Corp.–Class A	182,283	8,423,297

Corning Inc.	718,671	13,834,417

		22,257,714

Fertilizers & Agricultural Chemicals–0.47%
Potash Corp. of Saskatchewan Inc. (Canada)	74,486	8,230,703

Gas Utilities–0.53%
EQT Corp.	213,404	9,280,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Summit Fund

	Shares	Value

General Merchandise Stores–1.46%
Dollar Tree, Inc.(b)	416,189	$25,270,996

Health Care Distributors–2.65%
McKesson Corp.	570,862	36,997,566

Owens & Minor, Inc.	283,593	8,919,000

		45,916,566

Health Care Equipment–0.85%
Baxter International Inc.	122,015	5,761,548

Varian Medical Systems, Inc.(b)	157,964	8,906,011

		14,667,559

Health Care Services–2.13%
Express Scripts, Inc.(b)	259,706	26,004,362

Medco Health Solutions, Inc.(b)	185,482	10,928,599

		36,932,961

Health Care Supplies–0.63%
DENTSPLY International Inc.	296,709	10,871,418

Home Improvement Retail–1.22%
Home Depot, Inc. (The)	602,378	21,233,825

Homefurnishing Retail–1.11%
Bed Bath & Beyond Inc.(b)	419,039	19,259,033

Hotels, Resorts & Cruise Lines–1.61%
Royal Caribbean Cruises Ltd.(b)(c)	781,840	28,021,146

Household Products–1.51%
Colgate-Palmolive Co.	162,338	13,652,626

Procter & Gamble Co. (The)	202,385	12,580,251

		26,232,877

Human Resource & Employment Services–0.48%
Robert Half International, Inc.	301,651	8,259,204

Hypermarkets & Super Centers–2.27%
Costco Wholesale Corp.	442,441	26,139,414

Wal-Mart Stores, Inc.	247,827	13,295,919

		39,435,333

Industrial Machinery–3.02%
Illinois Tool Works Inc.	261,552	13,365,307

Ingersoll-Rand PLC (Ireland)	763,025	28,216,665

Kennametal Inc.	329,804	10,837,359

		52,419,331

Integrated Oil & Gas–2.43%
Exxon Mobil Corp.	188,519	12,791,014

Occidental Petroleum Corp.	331,182	29,362,596

		42,153,610

Internet Retail–1.29%
Amazon.com, Inc.(b)	163,973	22,474,139

Internet Software & Services–3.45%
Google Inc.–Class A(b)	91,395	48,022,589

VeriSign, Inc.(b)	437,528	11,931,388

		59,953,977

Investment Banking & Brokerage–1.88%
Charles Schwab Corp. (The)	640,589	12,356,962

Goldman Sachs Group, Inc. (The)	140,022	20,331,194

		32,688,156

IT Consulting & Other Services–1.12%
Amdocs Ltd.(b)	197,007	6,292,404

Cognizant Technology Solutions Corp.–Class A(b)	258,053	13,207,152

		19,499,556

Life Sciences Tools & Services–0.58%
Thermo Fisher Scientific, Inc.(b)	180,750	9,991,860

Managed Health Care–2.07%
UnitedHealth Group Inc.	458,015	13,882,435

WellPoint Inc.(b)	409,324	22,021,631

		35,904,066

Oil & Gas Drilling–0.34%
Transocean Ltd.(b)	81,056	5,872,507

Oil & Gas Equipment & Services–3.13%
Baker Hughes Inc.	149,379	7,433,099

Cameron International Corp.(b)	264,162	10,423,833

GulfMark Offshore, Inc.–Class A(b)	125,000	4,308,750

Schlumberger Ltd.	103,212	7,371,401

Smith International, Inc.	411,887	19,671,723

Weatherford International Ltd.(b)	284,475	5,151,842

		54,360,648

Oil & Gas Exploration & Production–0.85%
Apache Corp.	93,812	9,546,309

Southwestern Energy Co.(b)	129,049	5,120,665

		14,666,974

Other Diversified Financial Services–1.20%
JPMorgan Chase & Co.	490,710	20,894,432

Pharmaceuticals–3.35%
Abbott Laboratories	476,958	24,401,171

Johnson & Johnson	419,273	26,959,254

Shire PLC (United Kingdom)	308,158	6,802,592

		58,163,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Summit Fund

	Shares	Value

Property & Casualty Insurance–1.00%
Chubb Corp.	328,117	$17,347,546

Railroads–0.90%
Union Pacific Corp.	206,013	15,586,944

Regional Banks–0.37%
Cullen/Frost Bankers, Inc.	108,944	6,466,916

Restaurants–0.78%
Brinker International, Inc.	218,174	4,040,583

McDonald’s Corp.	134,343	9,483,272

		13,523,855

Semiconductor Equipment–1.84%
Applied Materials, Inc.	619,795	8,540,775

ASML Holding N.V. (Netherlands)	384,032	12,518,755

Lam Research Corp.(b)	270,169	10,955,353

		32,014,883

Semiconductors–3.58%
Altera Corp.	396,093	10,044,918

Intel Corp.	820,808	18,739,047

Maxim Integrated Products, Inc.	466,031	9,050,322

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Taiwan)	1,710,608	18,115,339

Xilinx, Inc.	242,458	6,250,567

		62,200,193

Soft Drinks–2.64%
Coca-Cola Co. (The)	233,649	12,488,539

PepsiCo, Inc.	510,924	33,322,463

		45,811,002

Specialized Finance–1.85%
CME Group Inc.	41,402	13,596,831

IntercontinentalExchange Inc.(b)	159,147	18,561,314

		32,158,145

Systems Software–5.08%
Check Point Software Technologies Ltd. (Israel)(b)	1,143,919	40,746,395

McAfee Inc.(b)	492,796	17,124,661

Microsoft Corp.	995,236	30,394,507

		88,265,563

Technology Distributors–0.40%
Avnet, Inc.(b)	219,179	7,007,153

Trading Companies & Distributors–1.06%
W.W. Grainger, Inc.	166,475	18,402,147

Total Common Stocks & Other Equity Interests (Cost $1,384,790,891)		1,683,675,696

Money Market Funds–3.32%
Liquid Assets Portfolio–Institutional Class(d)	28,824,539	28,824,539

Premier Portfolio–Institutional Class(d)	28,824,539	28,824,539

Total Money Market Funds (Cost $57,649,078)		57,649,078

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.29% (Cost $1,442,439,969)		1,741,324,774

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.86%
Liquid Assets Portfolio–Institutional Class (Cost $14,945,340)(d)(e)	14,945,340	14,945,340

TOTAL INVESTMENTS–101.15% (Cost $1,457,385,309)		1,756,270,114

OTHER ASSETS LESS LIABILITIES–(1.15)%		(19,992,934)

NET ASSETS–100.00%		$1,736,277,180

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	31.4%

Health Care	14.6

Consumer Discretionary	13.8

Industrials	13.1

Financials	8.1

Consumer Staples	7.4

Energy	6.7

Materials	1.4

Utilities	0.5

Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,384,790,891)*	$1,683,675,696

Investments in affiliated money market funds, at value and cost	72,594,418

Total investments, at value (Cost $1,457,385,309)	1,756,270,114

Receivables for:
Fund shares sold	53,809

Dividends	544,582

Investment for trustee deferred compensation and retirement plans	82,105

Other assets	58,107

Total assets	1,757,008,717

Liabilities:
Payables for:
Investments purchased	4,281,213

Fund shares reacquired	644,873

Collateral upon return of securities loaned	14,945,340

Accrued fees to affiliates	439,316

Accrued other operating expenses	113,276

Trustee deferred compensation and retirement plans	307,519

Total liabilities	20,731,537

Net assets applicable to shares outstanding	$1,736,277,180

Net assets consist of:
Shares of beneficial interest	$1,850,054,878

Undistributed net investment income	1,243,231

Undistributed net realized gain (loss)	(413,904,641)

Unrealized appreciation	298,883,712

$1,736,277,180

Net Assets:
Class A	$25,278,461

Class B	$1,798,162

Class C	$2,953,660

Class P	$1,700,011,694

Class S	$4,013,682

Class Y	$2,210,817

Institutional Class	$10,704

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	2,351,699

Class B	170,132

Class C	279,735

Class P	157,383,139

Class S	372,829

Class Y	205,544

Institutional Class	994

Class A:
Net asset value per share	$10.75

Maximum offering price per share
(Net asset value of $10.75 divided by 94.50%)	$11.38

Class B:
Net asset value and offering price per share	$10.57

Class C:
Net asset value and offering price per share	$10.56

Class P:
Net asset value and offering price per share	$10.80

Class S:
Net asset value and offering price per share	$10.77

Class Y:
Net asset value and offering price per share	$10.76

Institutional Class:
Net asset value and offering price per share	$10.77

*	At April 30, 2010, securities with an aggregate value of $14,603,134 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $25,914)	$9,389,306

Dividends from affiliated money market funds (includes securities lending income of $22,566)	58,169

Total investment income	9,447,475

Expenses:
Advisory fees	5,438,514

Administrative services fees	215,066

Custodian fees	37,028

Distribution fees:
Class A	31,782

Class B	9,627

Class C	15,596

Class P	831,216

Class S	2,070

Transfer agent fees — Class A, B, C, P, S and Y	1,164,261

Trustees’ and officers’ fees and benefits	38,139

Other	133,453

Total expenses	7,916,752

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(69,391)

Net expenses	7,847,361

Net investment income	1,600,114

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(194,684))	67,932,308

Foreign currencies	(61,671)

67,870,637

Change in net unrealized appreciation of:
Investment securities	142,847,995

Foreign currencies	72,790

142,920,785

Net realized and unrealized gain	210,791,422

Net increase in net assets resulting from operations	$212,391,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$1,600,114	$12,820,693

Net realized gain (loss)	67,870,637	(482,092,230)

Change in net unrealized appreciation	142,920,785	548,300,193

Net increase in net assets resulting from operations	212,391,536	79,028,656

Distributions to shareholders from net investment income:
Class A	(169,408)	(140,189)

Class P	(11,744,584)	(10,115,843)

Class S	(12,656)	—

Class Y	(20,529)	(1,485)

Institutional Class	(117,708)	(71,660)

Total distributions from net investment income	(12,064,885)	(10,329,177)

Distributions to shareholders from net realized gains:
Class A	—	(1,599,398)

Class B	—	(202,968)

Class C	—	(265,043)

Class P	—	(93,921,780)

Class Y	—	(13,662)

Institutional Class	—	(654,161)

Total distributions from net realized gains	—	(96,657,012)

Share transactions-net:
Class A	(2,579,018)	(197,795)

Class B	(415,826)	(1,150,474)

Class C	(575,994)	(1,102,362)

Class P	(67,857,448)	45,749,746

Class S	3,464,858	319,740

Class Y	(267,565)	1,817,206

Institutional Class	(12,441,889)	725,822

Net increase (decrease) in net assets resulting from share transactions	(80,672,882)	46,161,883

Net increase in net assets	119,653,769	18,204,350

Net assets:
Beginning of period	1,616,623,411	1,598,419,061

End of period (includes undistributed net investment income of $1,243,231 and $11,708,002, respectively)	$1,736,277,180	$1,616,623,411

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund, formerly AIM Summit Fund, (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds), formerly AIM Equity Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The

10        Invesco Summit Fund

assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class P, Class S, Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses)

11        Invesco Summit Fund

on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12        Invesco Summit Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $10 million	1.00%

Next $140 million	0.75%

Over $150 million	0.625%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $60,084.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,723.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of Class P shares and 0.15% of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including

13        Invesco Summit Fund

asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $3,665 in front-end sales commissions from the sale of Class A shares and $0, $877 and $206 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,714,315,641	$41,954,473	$—	$1,756,270,114

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $25,887 and securities sales of $1,654,924, which resulted in net realized gains (losses) of $(194,684).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,584.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $2,295 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

14        Invesco Summit Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$480,366,328

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $514,538,612 and $584,779,215, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$317,042,587

Aggregate unrealized (depreciation) of investment securities	(19,566,732)

Net unrealized appreciation of investment securities	$297,475,855

Cost of investments for tax purposes is $1,458,794,259.

15        Invesco Summit Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	267,775	$2,764,779	1,575,219	$13,766,868

Class B	12,048	121,414	94,671	795,023

Class C	16,643	169,307	161,860	1,346,998

Class P	4,538,661	46,949,995	10,751,940	94,150,818

Class S(a)	369,830	3,785,018	32,643	319,740

Class Y	31,977	324,308	354,338	3,075,848

Issued as reinvestment of dividends:
Class A	16,035	162,591	186,554	1,539,902

Class B	—	—	23,799	193,957

Class C	—	—	30,798	250,698

Class P	1,136,972	11,574,372	12,354,229	102,417,620

Class S(a)	1,247	12,656	—	—

Class Y	1,998	20,260	1,826	15,065

Institutional Class	11,609	117,708	87,978	725,822

Automatic conversion of Class B shares to Class A shares:
Class A	23,285	242,955	69,811	607,252

Class B	(23,676)	(242,955)	(70,975)	(607,252)

Reacquired:
Class A	(556,814)	(5,749,343)	(1,833,697)	(16,111,817)

Class B	(29,106)	(294,285)	(174,434)	(1,532,202)

Class C	(73,003)	(745,301)	(314,274)	(2,700,058)

Class P	(12,137,566)	(126,381,815)	(17,066,838)	(150,818,692)

Class S(a)	(30,891)	(332,816)	—	—

Class Y	(58,628)	(612,133)	(148,754)	(1,273,707)

Institutional Class	(1,195,995)	(12,559,597)	—	—

Net increase (decrease) in share activity	(7,677,599)	$(80,672,882)	6,116,694	$46,161,883

(a)	Class S shares commenced on September 25, 2009.

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NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset	Net		securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/10	$9.55	$0.00	(c)	$1.27	$1.27	$(0.07)	$—	$(0.07)	$10.75	13.31%	$25,278	1.06	%(d)	1.07	%(d)	0.05	%(d)	32%
Year ended 10/31/09	9.81	0.06	(c)	0.33	0.39	(0.05)	(0.60)	(0.65)	9.55	4.99	24,855	1.12		1.13		0.70		89
Year ended 10/31/08	15.42	0.05	(c)	(5.40)	(5.35)	(0.06)	(0.20)	(0.26)	9.81	(35.26)	25,529	1.06		1.07		0.34		79
Year ended 10/31/07	12.74	0.05	(c)	2.70	2.75	(0.07)	—	(0.07)	15.42	21.65	11,591	1.08		1.08		0.37		41
Year ended 10/31/06	11.38	0.04	(c)	1.35	1.39	(0.03)	—	(0.03)	12.74	12.23	4,584	1.19		1.19		0.32		76
Year ended 10/31/05(e)	11.38	—		—	—	—	—	—	11.38	—	10	—		—		—		31

Class B
Six months ended 04/30/10	9.37	(0.04	)(c)	1.24	1.20	—	—	—	10.57	12.81	1,798	1.81	(d)	1.82	(d)	(0.70	)(d)	32
Year ended 10/31/09	9.64	(0.00	)(c)	0.33	0.33	—	(0.60)	(0.60)	9.37	4.31	1,975	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05	)(c)	(5.30)	(5.35)	(0.01)	(0.20)	(0.21)	9.64	(35.70)	3,256	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05	)(c)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	2,727	1.83		1.83		(0.38)		41
Year ended 10/31/06	11.38	(0.05	)(c)	1.34	1.29	(0.03)	—	(0.03)	12.64	11.34	681	1.94		1.94		(0.43)		76
Year ended 10/31/05(e)	11.38	—		—	—	—	—	—	11.38	—	10	—		—		—		31

Class C
Six months ended 04/30/10	9.36	(0.04	)(c)	1.24	1.20	—	—	—	10.56	12.82	2,954	1.81	(d)	1.82	(d)	(0.70	)(d)	32
Year ended 10/31/09	9.63	0.00	(c)	0.33	0.33	—	(0.60)	(0.60)	9.36	4.31	3,145	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05	)(c)	(5.31)	(5.36)	(0.01)	(0.20)	(0.21)	9.63	(35.77)	4,408	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05	)(c)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	995	1.83		1.83		(0.38)		41
Year ended 10/31/06	11.38	(0.05	)(c)	1.34	1.29	(0.03)	—	(0.03)	12.64	11.34	63	1.94		1.94		(0.43)		76
Year ended 10/31/05(e)	11.38	—		—	—	—	—	—	11.38	—	10	—		—		—		31

Class P
Six months ended 04/30/10	9.60	0.01	(c)	1.26	1.27	(0.07)	—	(0.07)	10.80	13.30	1,700,012	0.91	(d)	0.92	(d)	0.20	(d)	32
Year ended 10/31/09	9.85	0.08	(c)	0.33	0.41	(0.06)	(0.60)	(0.66)	9.60	5.22	1,572,776	0.97		0.98		0.85		89
Year ended 10/31/08	15.47	0.07	(c)	(5.42)	(5.35)	(0.07)	(0.20)	(0.27)	9.85	(35.17)	1,554,240	0.91		0.92		0.49		79
Year ended 10/31/07	12.77	0.07	(c)	2.71	2.78	(0.08)	—	(0.08)	15.47	21.85	2,594,668	0.92		0.94		0.52		41
Year ended 10/31/06	11.38	0.07	(c)	1.35	1.42	(0.03)	—	(0.03)	12.77	12.49	2,373,809	0.91		1.05		0.60		76
Year ended 10/31/05	9.93	0.04	(f)	1.42	1.46	(0.01)	—	(0.01)	11.38	14.71	2,242,529	0.93		1.08		0.36	(f)	31

Class S
Six months ended 04/30/10	9.56	0.01	(c)	1.27	1.28	(0.07)	—	(0.07)	10.77	13.41	4,014	0.96	(d)	0.97	(d)	0.15	d)	32
Year ended 10/31/09(e)	9.65	0.01	(c)	(0.10)	0.09	—	—	—	9.56	(0.93)	312	0.95	(g)	0.96	(g)	0.87	(g)	89

Class Y
Six months ended 04/30/10	9.56	0.01	(c)	1.27	1.28	(0.08)	—	(0.08)	10.76	13.45	2,211	0.81	(d)	0.82	(d)	0.30	(d)	32
Year ended 10/31/09	9.81	0.09	(c)	0.32	0.41	(0.06)	(0.60)	(0.66)	9.56	5.26	2,201	0.87		0.88		0.95		89
Year ended 10/31/08(e)	10.98	0.00	(c)	(1.17)	(1.17)	—	—	—	9.81	(10.66)	224	0.85	(g)	0.86	(g)	0.55	(g)	79

Institutional Class
Six months ended 04/30/10	9.58	0.02	(c)	1.27	1.29	(0.10)	—	(0.10)	10.77	13.52	11	0.68	(d)	0.69	(d)	0.43	(d)	32
Year ended 10/31/09	9.81	0.10	(c)	0.33	0.43	(0.06)	(0.60)	(0.66)	9.58	5.48	11,358	0.67		0.68		1.15		89
Year ended 10/31/08(e)	10.98	0.00	(c)	(1.17)	(1.17)	—	—	—	9.81	(10.66)	10,762	0.80	(g)	0.81	(g)	0.60	(g)	79

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,636, $1,941, $3,145, $1,676, $2,783, $2,458 and $8,574 for Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 31, 2005 for Class A, Class B and Class C shares, commencement date of September 25, 2009 for Class S shares and commencement date of October 3, 2008 for Class Y and Institutional Class shares.
(f)	Net investment income per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.15%, respectively.
(g)	Annualized.

17        Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,133.10	$5.61	$1,019.54	$5.31	1.06%

B	1,000.00	1,128.10	9.55	1,015.82	9.05	1.81

C	1,000.00	1,128.20	9.55	1,015.82	9.05	1.81

P	1,000.00	1,133.00	4.81	1,020.28	4.56	0.91

S	1,000.00	1,134.10	5.08	1,020.03	4.81	0.96

Y	1,000.00	1,134.50	4.29	1,020.78	4.06	0.81

Institutional	1,000.00	1,135.20	3.60	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Summit Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: — environmentally friendly. Go green by reducing the — efficient. Stop waiting for regular mail. Your documents number of trees used to produce paper. will be sent via email as soon as they’re available. — economical. Help reduce your fund’s printing and delivery — easy. Download, save and print files using your home expenses and put more capital back in your fund’s returns. computer with a few clicks of your mouse. This service is provided by Invesco Investment Services, Inc.
Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
SUM-SAR-1          Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 10, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.